UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-713-2000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2016

Bonds
Corporate bonds
Aerospace & defense	0.06%
Air freight & logistics	0.11
Automobiles	0.07
Banks	8.05
Beverages	1.32
Biotechnology	0.42
Capital markets	1.80
Chemicals	0.35
Commercial services & supplies	0.11
Communications equipment	0.14
Computers & peripherals	0.47
Construction & engineering	0.46
Consumer finance	0.70
Diversified financial services	1.28
Diversified telecommunication services	1.99
Electric utilities	2.34
Energy equipment & services	0.20
Equity real estate investment trusts (REITs)	0.67
Food & staples retailing	0.27
Food products	0.48
Gas utilities	0.75
Health care equipment & supplies	0.31
Health care providers & services	0.39
Hotels, restaurants & leisure	0.06
Independent power and renewable electricity producers	0.18
Industrial conglomerates	0.35
Insurance	3.67
Internet software & services	0.33
IT services	0.13
Life sciences tools & services	0.08
Machinery	0.18
Marine	0.13
Media	1.25
Metals & mining	0.56
Multi-utilities	0.58
Oil, gas & consumable fuels	3.95
Pharmaceuticals	1.12
Real estate management & development	0.06
Road & rail	0.44
Software	0.43
Specialty retail	0.17
Technology hardware, storage & peripherals	0.04
Tobacco	0.78
Transportation infrastructure	0.62
Water utilities	0.36
Wireless telecommunication services	0.77
Total corporate bonds	38.98%
Asset-backed securities	0.16
Collateralized debt obligation	0.00 [2]
Collateralized mortgage obligation	0.00 [2]
Non-U.S. government obligations	0.16
U.S. treasury obligation	15.92
Total bonds	55.22%
Exchange traded funds	5.94
Short-term investments	25.86
Options purchased	0.17
Investment of cash collateral from securities loaned	0.45
Total investments	87.64%
Cash and other assets, less liabilities	12.36
Net assets	100.00%

1 Figures represent the direct investments of UBS Dynamic Alpha Fund. Figures may be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds: 55.22%
Corporate bonds: 38.98%
Australia: 2.75%
Adani Abbot Point Terminal Pty. Ltd.,
6.750%, due 11/01/18[1]	AUD	1,025,000	$775,658
APT Pipelines Ltd.,
4.200%, due 03/23/25[2]		$310,000	320,982
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	220,000	259,294
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[1]		$250,000	264,441
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]	EUR	150,000	184,734
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$110,000	130,353
Commonwealth Bank of Australia,
1.125%, due 03/13/17	370,000		370,095
National Australia Bank Ltd.,
2.000%, due 11/12/24[1,3]	EUR	250,000	286,300
2.750%, due 03/09/17		$400,000	402,943
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]	EUR	325,000	385,134
5.450%, due 10/14/21[1]		$235,000	252,133
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]	205,000		206,100
6.750%, due 12/02/44[1,3]	395,000		437,463
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	205,000	238,923
Scentre Group Trust 1,
1.500%, due 07/16/20[1]	150,000		177,061
Scentre Group Trust 1 / Scentre Group Trust 2,
1.375%, due 03/22/23[1]	300,000		357,532
SGSP Australia Assets Pty. Ltd.,
2.000%, due 06/30/22[1]	125,000		152,101
3.250%, due 07/29/26[1]		$200,000	204,068
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[1]	195,000		195,330
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	150,000		169,952
Transurban Finance Co. Pty. Ltd.,
1.875%, due 09/16/24	EUR	100,000	121,334
Total Australia corporate bonds			5,891,931

Belgium: 0.64%
AG Insurance SA/NV,
3.500%, due 06/30/47[1,3]	300,000		322,719
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]	480,000		558,706
1.500%, due 03/17/25[1]	310,000		372,376

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Belgium—(Concluded)
RESA SA,
1.000%, due 07/22/26[1]	EUR	100,000	$117,515
Total Belgium corporate bonds			1,371,316

Bermuda: 0.10%
Bacardi Ltd.,
2.750%, due 07/03/23[1]	170,000		217,390

Brazil: 0.10%
Vale SA,
5.625%, due 09/11/42		$260,000	218,400

Canada: 0.84%
Bank of Montreal,
6.020%, due 05/02/18	CAD	275,000	225,408
Bank of Nova Scotia (The),
4.100%, due 06/08/17	300,000		233,407
Bell Canada,
4.750%, due 09/29/44	50,000		42,719
Nexen Energy ULC,
6.400%, due 05/15/37		$205,000	268,550
Royal Bank of Canada,
2.980%, due 05/07/19[1]	CAD	200,000	158,860
Suncor Energy, Inc.,
6.500%, due 06/15/38		$300,000	393,600
TELUS Corp.,
3.750%, due 01/17/25	CAD	75,000	61,973
Thomson Reuters Corp.,
1.300%, due 02/23/17		$180,000	180,092
Yamana Gold, Inc.,
4.950%, due 07/15/24	225,000		232,420
Total Canada corporate bonds			1,797,029

Cayman Islands: 0.64%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]	125,000		143,125
Noble Holding International Ltd.,
7.200%, due 04/01/25	195,000		154,050
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	300,000	341,430
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]		$200,000	207,499
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	90,000	120,252
Transocean, Inc.,
6.800%, due 03/15/38[4]		$150,000	99,000
XLIT Ltd.,
4.450%, due 03/31/25	30,000		30,469
5.250%, due 12/15/43	100,000		109,812
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	130,000	172,607
Total Cayman Islands corporate bonds			1,378,244

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Curacao: 0.04%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		$85,000	$90,385

Czech Republic: 0.14%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	255,000	307,606

Denmark: 0.13%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[1]	230,000		282,359

Finland: 0.31%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]	230,000		281,028
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]	125,000		145,773
4.625%, due 02/04/19[1]	195,000		238,944
Total Finland corporate bonds			665,745

France: 1.45%
Arkema SA,
1.500%, due 01/20/25[1]	100,000		119,914
AXA SA,
3.375%, due 07/06/47[1,3]	250,000		289,060
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]	100,000		123,692
BNP Paribas SA,
2.700%, due 08/20/18		$215,000	219,019
2.875%, due 03/20/26[1,3]	EUR	115,000	135,310
Credit Logement SA,
0.847%, due 12/16/16[1,3,5]	150,000		130,590
Electricite de France SA,
5.625%, due 01/22/24[2,3,5]		$180,000	176,670
6.950%, due 01/26/39[2]	95,000		127,545
Engie SA,
4.750%, due 07/10/21[1,3,5]	EUR	300,000	379,869
Orange SA,
5.875%, due 02/07/22[1,3,5]	GBP	170,000	239,626
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20[1]	EUR	300,000	361,824
Total Capital International SA,
1.550%, due 06/28/17		$495,000	496,404
TOTAL SA,
2.625%, due 02/26/25[1,3,5]	EUR	165,000	179,047
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]	100,000		126,112
Total France corporate bonds			3,104,682

Germany: 0.47%
Allianz SE,
4.750%, due 10/24/23[1,3,5]	100,000		125,049
alstria office REIT-AG,
2.250%, due 03/24/21[1]	400,000		483,085

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Germany—(Concluded)
Deutsche Bank AG,
2.850%, due 05/10/19		$275,000	$268,202
RWE AG,
2.750%, due 04/21/75[1,3]	EUR	115,000	119,496
Total Germany corporate bonds			995,832

Hong Kong: 0.22%
AIA Group Ltd.,
1.750%, due 03/13/18[1]		$470,000	470,822

Ireland: 1.02%
Aquarius & Investments plc for Swiss Reinsurance Co. Ltd.,
6.375%, due 09/01/24[1,3]	200,000		209,336
Cloverie plc for Zurich Insurance Co. Ltd.,
1.750%, due 09/16/24[1]	EUR	130,000	160,014
GE Capital International Funding Co. Unlimited Co.,
2.342%, due 11/15/20		$374,000	384,156
4.418%, due 11/15/35	604,000		679,210
Perrigo Co. plc,
4.000%, due 11/15/23	200,000		205,733
PGH Capital Ltd.,
5.750%, due 07/07/21[1]	GBP	180,000	254,213
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, due 09/23/21		$185,000	185,513
3.200%, due 09/23/26	100,000		100,276
XL Group plc,
4.450%, due 03/31/25	5,000		5,078
Total Ireland corporate bonds			2,183,529

Italy: 0.63%
2i Rete Gas SpA,
1.125%, due 01/02/20[1]	EUR	100,000	116,305
Autostrade per l’Italia SpA,
1.125%, due 11/04/21[1]	110,000		129,361
CDP Reti SpA,
1.875%, due 05/29/22[1]	155,000		186,132
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$320,000	326,290
4.375%, due 10/15/19[1]	EUR	100,000	125,162
Snam SpA,
3.875%, due 03/19/18[1]	104,000		123,459
UniCredit SpA,
6.375%, due 05/02/23[1,3]		$340,000	342,829
Total Italy corporate bonds			1,349,538

Japan: 0.17%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.350%, due 09/08/19[1]	200,000		202,496
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21	155,000		159,315
Total Japan corporate bonds			361,811

Jersey: 0.41%
AA Bond Co. Ltd.,
4.720%, due 07/31/18[1]	GBP	175,000	238,692

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Jersey—(Concluded)
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]	GBP	140,000	$227,219
Heathrow Funding Ltd.,
4.600%, due 02/15/18[1]	EUR	250,000	298,448
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,5]	GBP	75,000	104,186
Total Jersey corporate bonds			868,545

Luxembourg: 0.32%
Actavis Funding SCS,
1.300%, due 06/15/17		$95,000	94,920
3.450%, due 03/15/22	220,000		230,983
4.750%, due 03/15/45	165,000		180,859
Belfius Financing Co.,
1.086%, due 02/09/17[3]	GBP	135,000	174,310
Total Luxembourg corporate bonds			681,072

Mexico: 0.26%
America Movil SAB de CV,
5.000%, due 03/30/20		$185,000	203,333
Series A, 5.125%,due 09/06/73[1,3]	EUR	145,000	172,659
Petroleos Mexicanos,
5.500%, due 02/24/25[1]	140,000		178,107
Total Mexico corporate bonds			554,099

Netherlands: 3.30%
ABN AMRO Bank NV,
4.875%, due 01/16/19[1]	GBP	150,000	212,542
6.250%, due 09/13/22[1,3]		$370,000	384,120
Achmea BV,
2.500%, due 11/19/20[1]	EUR	380,000	467,689
4.250%, due 02/04/25[1,3,5]	105,000		110,774
Allianz Finance II BV,
4.375%, due 02/17/17[3,5]	175,000		199,050
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]	255,000		307,580
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[1]	245,000		296,504
Cooperatieve Rabobank UA,
1.700%, due 03/19/18		$330,000	331,615
2.500%, due 05/26/26[1,3]	EUR	265,000	311,224
3.750%, due 07/21/26		$250,000	250,568
5.500%, due 06/29/20[1,3,5]	EUR	250,000	278,380
Deutsche Telekom International Finance BV,
1.500%, due 04/03/28[1]	70,000		84,120
6.500%, due 04/08/22	GBP	74,000	123,481
E.ON International Finance BV,
6.650%, due 04/30/38[2]		$65,000	81,936
EDP Finance BV,
2.000%, due 04/22/25[1]	EUR	155,000	176,078
ELM BV for Swiss Reinsurance Co. Ltd.,
2.600%, due 09/01/25[1,3,5]	130,000		140,324
Heineken NV,
2.125%, due 08/04/20[1]	285,000		345,833

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
LYB International Finance BV,
5.250%, due 07/15/43		$110,000	$125,278
Nomura Europe Finance NV,
1.500%, due 05/12/21[1]	EUR	180,000	210,824
Petrobras Global Finance BV,
3.250%, due 04/01/19[1,4]	410,000		461,725
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]	210,000		240,248
2.750%, due 04/08/21[1]	175,000		217,272
Ren Finance BV,
2.500%, due 02/12/25[1]	180,000		219,373
Shell International Finance BV,
1.250%, due 11/10/17		$310,000	310,526
4.375%, due 05/11/45	335,000		361,821
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	145,000	166,165
TenneT Holding BV,
6.655%, due 06/01/17[3,5]	150,000		175,137
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]	110,000		125,842
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23		$230,000	230,600
Vonovia Finance BV,
4.000%, due 12/17/21[1,3,5]	EUR	100,000	118,867
Total Netherlands corporate bonds			7,065,496

Norway: 0.26%
DNB Bank ASA,
3.200%, due 04/03/17[2]		$200,000	201,826
Statoil ASA,
3.125%, due 08/17/17	190,000		193,050
4.800%, due 11/08/43	140,000		163,820
Total Norway corporate bonds			558,696

Portugal: 0.06%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18[1]	EUR	100,000	117,771

Singapore: 0.12%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[1,3]		$250,000	259,608

Spain: 0.71%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	175,000	205,751

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain—(Concluded)
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]	EUR	100,000	$118,407
Santander Consumer Finance SA,
0.900%, due 02/18/20[1]	300,000		342,937
Santander International Debt SAU,
1.375%, due 03/25/17[1]	300,000		339,270
Santander Issuances SAU,
3.250%, due 04/04/26[1]	100,000		114,646
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]	300,000		388,011
Total Spain corporate bonds			1,509,022

Sweden: 0.50%
Nordea Bank AB,
1.875%, due 11/10/25[1,3]	140,000		162,832
PGE Sweden AB,
1.625%, due 06/09/19[1]	100,000		115,785
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$115,000	127,772
5.125%, due 03/30/20[2]	175,000		194,436
5.250%, due 03/01/21[1,3,5]	275,000		269,646
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	200,000		201,154
Total Sweden corporate bonds			1,071,625

Switzerland: 0.30%
Credit Suisse AG,
3.000%, due 10/29/21	380,000		391,059
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[1,3,5]	EUR	215,000	246,952
Total Switzerland corporate bonds			638,011

United Kingdom: 4.82%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	100,000	156,720
Aon plc,
2.875%, due 05/14/26	EUR	55,000	69,931
4.750%, due 05/15/45		$200,000	217,340
Arqiva Financing plc,
4.040%, due 06/30/20[1]	GBP	225,000	311,362
4.882%, due 12/31/32[1]	130,000		196,299
Aviva plc,
5.125%, due 06/04/50[1,3]	180,000		241,785
Barclays Bank plc,
2.250%, due 05/10/17[1]		$200,000	201,267
6.625%, due 03/30/22[1]	EUR	110,000	151,330
Barclays plc,
4.375%, due 09/11/24		$350,000	354,143
BAT International Finance plc,
2.375%, due 01/19/23[1]	EUR	250,000	317,060
BP Capital Markets plc,
1.375%, due 05/10/18		$170,000	169,964
2.750%, due 05/10/23	90,000		91,636

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Continued)
British Telecommunications plc,
0.625%, due 03/10/21[1]	EUR	250,000	$286,913
8.500%, due 12/07/16[1]	GBP	170,000	223,209
BUPA Finance plc,
3.375%, due 06/17/21[1]	110,000		155,209
6.125%, due 09/16/20[3,5]	90,000		127,696
Centrica plc,
5.250%, due 04/10/75[1,3]	125,000		167,487
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	140,000	163,152
Diageo Capital plc,
3.875%, due 04/29/43		$120,000	126,807
EE Finance plc,
4.375%, due 03/28/19[1]	GBP	145,000	203,953
GlaxoSmithKline Capital plc,
1.500%, due 05/08/17		$240,000	240,601
HSBC Holdings plc,
5.100%, due 04/05/21	385,000		425,654
Imperial Brands Finance plc,
2.950%, due 07/21/20[2]	305,000		314,921
9.000%, due 02/17/22[1]	GBP	75,000	135,110
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[1,3]	270,000		346,482
Lloyds Bank plc,
1.375%, due 09/08/22[1]	EUR	410,000	485,303
11.875%, due 12/16/21[1,3]	135,000		155,042
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	130,000	207,705
Northern Gas Networks Finance plc,
5.875%, due 07/08/19	75,000		110,841
Prudential plc,
1.375%, due 01/19/18[1]	170,000		221,660
5.000%, due 07/20/55[1,3]	100,000		130,180
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23		$200,000	197,397
Royal Bank of Scotland plc (The),
6.934%, due 04/09/18	EUR	290,000	353,518
Santander UK plc,
4.000%, due 03/13/24		$200,000	218,085
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	100,000	140,484
Sky plc,
2.500%, due 09/15/26[1]	EUR	150,000	187,642
Southern Gas Networks plc,
2.500%, due 02/03/25[1]	GBP	115,000	160,834
SSE plc,
3.875%, due 09/10/20[1,3,5]	100,000		130,338

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Standard Chartered plc,
4.000%, due 07/12/22[1,3]		$350,000	$353,799
State Grid Europe Development 2014 plc,
Series A, 1.500%, due 01/26/22[1]	EUR	125,000	145,684
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	GBP	185,000	358,413
Vodafone Group plc,
1.250%, due 08/25/21[1]	EUR	210,000	247,302
Wales & West Utilities Finance plc,
5.125%, due 12/02/16[1]	GBP	320,000	417,683
6.750%, due 12/17/36[3]	50,000		71,776
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]	100,000		191,985
WPP Finance 2010,
3.750%, due 09/19/24		$185,000	197,067
WPP Finance 2013,
0.430%, due 03/23/18[1]	EUR	210,000	236,923
Total United Kingdom corporate bonds			10,315,692

United States: 17.94%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$295,000	373,791
ABB Finance USA, Inc.,
2.875%, due 05/08/22	205,000		214,908
AbbVie, Inc.,
2.900%, due 11/06/22	330,000		338,481
4.400%, due 11/06/42	120,000		125,167
Aetna, Inc.,
3.500%, due 11/15/24	215,000		227,294
Albemarle Corp.,
1.875%, due 12/08/21[1]	EUR	265,000	315,097
Alphabet, Inc.,
1.998%, due 08/15/26		$500,000	494,024
Altria Group, Inc.,
4.250%, due 08/09/42	460,000		500,592
American Express Credit Corp.,
2.375%, due 05/26/20	95,000		97,168
American International Group, Inc.,
3.375%, due 08/15/20	285,000		300,754
4.500%, due 07/16/44	115,000		117,429
Amgen, Inc.,
4.400%, due 05/01/45	50,000		52,654
Anadarko Petroleum Corp.,
3.450%, due 07/15/24[4]	85,000		83,888
4.850%, due 03/15/21	70,000		75,411
6.375%, due 09/15/17	40,000		41,701
Apache Corp.,
4.750%, due 04/15/43	345,000		354,754
Apple, Inc.,
1.300%, due 02/23/18	90,000		90,262

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
AT&T, Inc.,
3.000%, due 02/15/22		$170,000	$175,545
4.750%, due 05/15/46		240,000	252,467
5.000%, due 03/01/21		370,000	414,300
5.550%, due 08/15/41		220,000	251,754
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46		60,000	60,094
Bank of America Corp.,
1.375%, due 09/10/21[1]	EUR	270,000	319,343
3.875%, due 08/01/25		$520,000	555,848
5.875%, due 02/07/42		135,000	176,399
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		135,000	135,446
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	100,000	119,010
3.125%, due 03/15/26		$180,000	189,476
Branch Banking & Trust Co.,
1.350%, due 10/01/17		265,000	265,084
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		235,000	247,353
5.400%, due 06/01/41		135,000	172,966
Caterpillar, Inc.,
4.750%, due 05/15/64		160,000	183,169
CF Industries, Inc.,
5.150%, due 03/15/34		175,000	176,607
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, due 07/23/22[2]		195,000	210,569
Chevron Corp.,
2.355%, due 12/05/22		170,000	173,224
Cisco Systems, Inc.,
1.400%, due 02/28/18		105,000	105,403
Citigroup, Inc.,
3.875%, due 10/25/23		885,000	949,770
4.600%, due 03/09/26		110,000	117,547
Coca-Cola Co. (The),
1.100%, due 09/02/36	EUR	100,000	111,779
1.875%, due 09/22/26		105,000	133,934
Comcast Corp.,
4.750%, due 03/01/44		$65,000	76,571
ConocoPhillips Co.,
2.200%, due 05/15/20		320,000	323,883
4.200%, due 03/15/21		160,000	173,037
Consumers Energy Co.,
3.250%, due 08/15/46		50,000	49,341
CVS Health Corp.,
5.125%, due 07/20/45		255,000	310,902
Daimler Finance North America LLC,
2.450%, due 05/18/20[2]		150,000	153,175

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, due 06/01/19[2]		$270,000	$277,649
4.420%, due 06/15/21[2]		340,000	355,365
8.350%, due 07/15/46[2]		310,000	371,348
Dominion Resources, Inc.,
Series D, 2.850%, due 08/15/26		90,000	89,577
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		200,000	214,913
Enable Midstream Partners LP,
3.900%, due 05/15/24		150,000	139,950
Energy Transfer Partners LP,
6.050%, due 06/01/41		270,000	273,955
Enterprise Products Operating LLC,
4.850%, due 03/15/44		160,000	166,670
5.200%, due 09/01/20		125,000	139,581
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		145,000	175,814
ERP Operating LP,
3.375%, due 06/01/25		205,000	214,100
Exelon Corp.,
3.400%, due 04/15/26		165,000	171,317
Express Scripts Holding Co.,
2.250%, due 06/15/19		195,000	197,774
Exxon Mobil Corp.,
3.567%, due 03/06/45		65,000	66,042
4.114%, due 03/01/46		90,000	100,186
FedEx Corp.,
1.625%, due 01/11/27	EUR	150,000	177,225
4.550%, due 04/01/46		$60,000	66,857
Fifth Third Bank,
2.875%, due 10/01/21		345,000	360,905
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		235,000	253,893
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		680,000	687,182
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22[4]		350,000	318,500
3.875%, due 03/15/23		150,000	135,750
General Electric Co.,
1.875%, due 05/28/27	EUR	120,000	151,488
4.125%, due 10/09/42		$120,000	131,658
4.375%, due 09/16/20		97,000	107,274
Series A, 6.750%,due 03/15/32		147,000	206,925
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		240,000	242,965
Georgia Power Co.,
5.400%, due 06/01/40		125,000	153,373
Gilead Sciences, Inc.,
2.050%, due 04/01/19[4]		110,000	111,960
4.750%, due 03/01/46		85,000	94,894
4.800%, due 04/01/44		165,000	184,589

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Glencore Funding LLC,
2.500%, due 01/15/19[2]		$60,000	$59,856
3.125%, due 04/29/19[2]	110,000		110,440
Goldman Sachs Group, Inc. (The),
1.375%, due 07/26/22[1]	EUR	685,000	804,567
5.150%, due 05/22/45		$170,000	185,830
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43	155,000		152,070
HCP, Inc.,
3.875%, due 08/15/24	190,000		194,584
Home Depot, Inc. (The),
4.875%, due 02/15/44	110,000		135,094
Illinois Tool Works, Inc.,
1.250%, due 05/22/23	EUR	160,000	190,409
International Business Machines Corp.,
3.375%, due 08/01/23		$260,000	279,699
JPMorgan Chase & Co.,
3.200%, due 01/25/23	1,360,000		1,418,757
3.875%, due 09/10/24	105,000		110,600
Juniper Networks, Inc.,
4.500%, due 03/15/24	180,000		190,826
Kellogg Co.,
1.875%, due 11/17/16	160,000		160,170
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	125,000		136,401
5.000%, due 03/01/43	305,000		287,510
Kinder Morgan, Inc.,
5.625%, due 11/15/23[2]	80,000		88,378
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[2]	145,000		159,943
5.000%, due 06/04/42	190,000		218,819
Kroger Co. (The),
3.875%, due 10/15/46	60,000		60,540
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	140,000	169,470
4.250%, due 06/15/23[2]		$270,000	292,221
Lowe’s Cos., Inc.,
4.250%, due 09/15/44	215,000		237,843
Marathon Oil Corp.,
3.850%, due 06/01/25	175,000		166,281
McDonald’s Corp.,
2.750%, due 12/09/20	125,000		129,551
Medtronic, Inc.,
3.150%, due 03/15/22	220,000		233,788
4.625%, due 03/15/45	75,000		88,331
Mellon Capital III,
1.875%, due 09/05/66[3]	GBP	600,000	719,363
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	125,000	158,434
3.700%, due 02/10/45		$65,000	68,989
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	465,000	550,003

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Microsoft Corp.,
2.400%, due 08/08/26		$150,000	$150,096
3.500%, due 11/15/42		155,000	152,333
3.700%, due 08/08/46		220,000	222,847
Molson Coors Brewing Co.,
3.000%, due 07/15/26		80,000	80,606
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	310,000	379,712
Monongahela Power Co.,
5.400%, due 12/15/43[2]		$105,000	132,928
Morgan Stanley,
2.375%, due 07/23/19		660,000	671,427
2.500%, due 04/21/21		235,000	237,294
2.650%, due 01/27/20		250,000	255,479
4.350%, due 09/08/26		185,000	197,616
6.375%, due 07/24/42		85,000	116,079
NBCUniversal Media LLC,
4.375%, due 04/01/21		550,000	612,022
Occidental Petroleum Corp.,
4.625%, due 06/15/45		85,000	96,321
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		181,000	255,654
Oracle Corp.,
2.400%, due 09/15/23		390,000	393,259
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		320,000	427,047
PacifiCorp,
6.000%, due 01/15/39		215,000	293,470
Pfizer, Inc.,
5.200%, due 08/12/20		240,000	271,738
Philip Morris International, Inc.,
4.250%, due 11/10/44		200,000	222,577
Phillips 66,
4.650%, due 11/15/34		115,000	124,686
Phillips 66 Partners LP,
4.680%, due 02/15/45		80,000	75,976
Plains All American Pipeline LP / PSS Finance Corp.,
3.650%, due 06/01/22		70,000	70,963
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		235,000	255,430
Reynolds American, Inc.,
4.450%, due 06/12/25		110,000	122,797
5.700%, due 08/15/35		50,000	61,915
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]		200,000	205,532
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[2]		390,000	422,270
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]		175,000	182,490
Sempra Energy,
6.000%, due 10/15/39		180,000	230,612
Southern Co. (The),
3.250%, due 07/01/26		220,000	228,008
4.400%, due 07/01/46		190,000	205,544

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Concluded)
Southwestern Electric Power Co.,
6.200%, due 03/15/40		$230,000	$296,242
SunTrust Bank,
1.350%, due 02/15/17		320,000	320,109
SunTrust Banks, Inc.,
2.350%, due 11/01/18		210,000	213,613
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]		110,000	117,338
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]		115,000	129,660
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19		160,000	162,657
Time Warner Cable LLC,
4.500%, due 09/15/42		150,000	143,469
5.000%, due 02/01/20		455,000	493,422
Time Warner, Inc.,
2.950%, due 07/15/26		100,000	101,255
US Bank NA,
1.350%, due 01/26/18		310,000	310,485
Unilever Capital Corp.,
1.375%, due 07/28/21		100,000	99,270
Union Pacific Corp.,
4.050%, due 11/15/45		85,000	93,340
United Technologies Corp.,
1.250%, due 05/22/23	EUR	110,000	131,113
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$110,000	114,326
Valero Energy Corp.,
4.900%, due 03/15/45		200,000	198,096
Verizon Communications, Inc.,
2.625%, due 02/21/20		552,000	567,712
3.000%, due 11/01/21		130,000	136,036
4.500%, due 09/15/20		140,000	153,641
6.550%, due 09/15/43		510,000	691,113
Wachovia Corp.,
5.750%, due 02/01/18		565,000	596,952
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		190,000	204,263
Walt Disney Co. (The),
1.850%, due 07/30/26		50,000	47,758
Wells Fargo & Co.,
2.100%, due 07/26/21		280,000	279,062
Williams Partners LP,
4.300%, due 03/04/24		230,000	235,321
4.900%, due 01/15/45		90,000	85,754
Xcel Energy, Inc.,
4.800%, due 09/15/41		240,000	280,472
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22		155,000	160,355
4.450%, due 08/15/45		165,000	169,398
Total United States corporate bonds			38,372,777

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

		Face amount	Value
Bonds—(Concluded)
Corporate bonds—(Concluded)
Virgin Islands, British: 0.33%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2,4]		$250,000	$260,648
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		430,000	441,308
Total Virgin Islands, British corporate bonds			701,956
Total corporate bonds (cost $83,364,236)			83,400,989

Asset-backed securities: 0.16%
United Kingdom: 0.08%
Tesco Property Finance 4 plc,
5.801%, due 10/13/40[1]		137,927	181,599

United States: 0.08%
American Airlines Pass-Through Trust,
Series 2014-1, Class B, 4.375%, due 10/01/22		116,718	118,609
Delta Air Lines Pass-Through Trust,
Series 2007-1, Class A, 6.821%, due 08/10/22		36,918	43,656
			162,265
Total asset-backed securities (cost $397,726)			343,864

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (Cost $8,100,667)		8,000,000	0

Collateralized mortgage obligation: 0.00%[6]
United States: 0.00%[6]
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.072%, due 04/25/35[3] (Cost $31,287)		255,255	8,301

Non-U.S. government obligations: 0.16%
Denmark: 0.07%
DONG Energy A/S,
3.000%, due 11/06/3015[1,3]	EUR	120,000	136,277

Germany: 0.09%
FMS Wertmanagement AoR,
1.000%, due 08/16/19		$200,000	199,093
Total Non-U.S. government obligations (cost $328,057)			335,370

U.S. treasury obligation: 15.92%
United States: 15.92%
U.S. Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/26[4] (Cost $33,301,169)		31,930,000	34,055,896
Total bonds (cost $125,523,142)			118,144,420

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Exchange traded funds: 5.94%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	$128,257	$6,933,573
Wisdomtree Europe Hedged SmallCap Equity Fund	236,880	5,784,610
Total exchange traded funds (cost $12,455,518)		12,718,183

	Shares
Short-term investments: 25.86%
Investment company: 3.67%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $7,848,957)	7,848,957	7,848,957

	Face Amount
U.S. treasury obligations: 22.19%
United States: 22.19%
U.S. Treasury Bills
0.406%, due 04/27/17[4,8]	$26,000,000	25,929,826
0.452%, due 03/30/17[4,8]	21,600,000	21,553,430
Total U.S. treasury obligations (cost $47,490,377)		47,483,256
Total short-term investments (cost $55,339,334)		55,332,213

	Number of contracts
Options purchased: 0.17%
Put options: 0.17%
S&P 500 Index, strike @ USD 2,050.00, expires December 2016 (cost $481,875)	150	351,000

	Notional Amount
Swaptions: 0.00%[6,7]
Expiring 12/21/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: BB	4,660,000	5,761
Total options purchased (cost $496,274)		356,761

	Shares
Investment of cash collateral from securities loaned: 0.45%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $972,975)	972,975	972,975
Total investments: 87.64% (cost $194,787,243)		187,524,552
Cash and other assets, less liabilities—12.36%		26,435,170
Net assets—100.00%		$213,959,722

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,311,533
Gross unrealized depreciation	(10,574,224)
Net unrealized depreciation of investments	$(7,262,691)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	CAD	20,230,000	USD	15,377,295	12/20/16	$(51,346)
CIBC	GBP	7,340,000	USD	9,705,550	12/20/16	176,159
GSI	USD	2,669,009	RUB	171,910,853	12/20/16	15,679
JPMCB	EUR	1,235,000	USD	1,382,990	12/20/16	(9,429)
JPMCB	HKD	6,225,000	USD	802,888	12/20/16	(315)
JPMCB	JPY	191,900,000	USD	1,876,308	12/20/16	(22,776)
JPMCB	USD	729,126	EUR	650,000	12/20/16	3,726
JPMCB	USD	802,997	HKD	6,225,000	12/20/16	206
JPMCB	USD	1,597,407	MXN	30,840,000	12/20/16	(20,698)
MSC	KRW	6,959,000,000	USD	6,180,284	12/20/16	(135,586)
MSC	NZD	18,245,000	USD	13,202,867	12/20/16	(41,894)
MSC	USD	7,407,734	AUD	9,925,000	12/20/16	174,863
MSC	USD	4,432,993	COP	13,281,301,922	12/20/16	111,882
MSC	USD	4,369,508	INR	296,340,000	12/20/16	22,717
MSC	USD	4,295,203	MXN	84,070,000	12/20/16	2,914
SSB	CHF	17,660,000	USD	18,142,481	12/20/16	(123,629)
SSB	CNY	11,615,000	USD	1,719,467	12/20/16	(16,756)
SSB	EUR	14,655,000	USD	16,519,292	12/20/16	(3,707)
SSB	TWD	27,200,000	USD	861,577	12/20/16	(8,068)
SSB	USD	1,743,585	RUB	115,713,007	12/20/16	63,476
Net unrealized appreciation on forward foreign currency contracts						$137,418

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
US Ultra Bond, 6 contracts (USD)	December 2016	$(1,121,288)	$(1,103,250)	$18,038
5 Year US Treasury Notes, 351 contracts (USD)	December 2016	(42,613,239)	(42,651,984)	(38,745)
10 Year US Treasury Notes, 232 contracts (USD)	December 2016	(30,440,449)	(30,421,000)	19,449
Index futures buy contracts:
EURO STOXX 50 Index, 318 contracts (EUR)	December 2016	10,771,237	10,695,326	(75,911)
IBEX 35 Index, 47 contracts (EUR)	October 2016	4,644,039	4,626,430	(17,609)
Mini MSCI Emerging Markets Index, 420 contracts (USD)	December 2016	19,180,314	19,162,500	(17,814)
S&P 500 Index, 30 contracts (USD)	December 2016	16,203,290	16,203,000	(290)
TOPIX Index, 168 contracts (JPY)	December 2016	22,090,934	21,918,446	(172,488)
Index futures sell contracts:
FTSE/MIB Index, 48 contracts (EUR)	December 2016	(4,489,818)	(4,409,913)	79,905
NIKKEI 225 Index, 108 contracts (JPY)	December 2016	(18,009,452)	(17,519,846)	489,606
S&P/Toronto Stock Exchange 60 Index, 105 contracts (CAD)	December 2016	(13,490,016)	(13,688,936)	(198,920)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 267 contracts (AUD)	December 2016	27,712,480	27,999,056	286,576
Canadian Government 10 Year Bond, 148 contracts (CAD)	December 2016	16,547,319	16,573,924	26,605
Euro-Bund, 13 contracts (EUR)	December 2016	2,411,307	2,419,808	8,501
Interest rate futures sell contracts:
Euro-Bobl, 218 contracts (EUR)	December 2016	(32,381,568)	(32,347,560)	34,008
Euro-BTP, 67 contracts (EUR)	December 2016	(10,774,961)	(10,769,590)	5,371
Euro-OAT, 156 contracts (EUR)	December 2016	(27,935,651)	(28,059,844)	(124,193)
Long Gilt, 4 contracts (GBP)	December 2016	(680,076)	(675,295)	4,781
Net unrealized appreciation on futures contracts				$326,870

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(6,273,365)	$(6,273,365)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	6,171,174	6,171,174
						$—	$(102,191)	$(102,191)

Credit default swap agreements on corporate issues-buy protection10

Counterparty	Referenced obligation	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	455,000	06/20/20	1.000%	$2,116	$(2,781)	$(665)
CITI	HSBC Bank plc bond, 4.000%, due 01/15/21	EUR	325,000	03/20/20	1.000	7,570	(5,881)	1,689
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	585,000	03/20/18	1.000	4,107	(7,499)	(3,392)
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,345,000	06/20/20	1.000	39,201	(39,169)	32
						$52,994	$(55,330)	$(2,336)

Credit default swap agreements on corporate issues-sell protection11

Counterparty	Referenced obligation	Notional amount		Termination date	Payments received by the Fund[9]	Upfront Payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[12]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	355,000	06/20/19	1.000%	$13,843	$(3,020)	$10,823	1.291%
CITI	Standard Chartered Bank plc bond, 0.000%, due 10/15/14	EUR	325,000	03/20/20	1.000	(873)	1,715	842	0.873
GSI	Freeport-McMoran, Inc. bond, 3.550%, due 03/01/22	USD	290,000	12/20/19	1.000	9,255	(12,673)	(3,418)	2.428
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	5,342	12,865	18,207	0.312
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	420,000	12/20/19	1.000	26,625	(13,609)	13,016	2.047
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD	90,000	03/20/20	1.000	5,027	(3,952)	1,075	2.323
						$59,219	$(18,674)	$40,545

Centrally cleared credit default swap agreements on credit indices-buy protection10

Referenced obligation	Notional amount		Termination date	Payments made by the Fund[9]	Value	Unrealized depreciation
iTraxx Europe Series 25 Index	EUR	4,070,000	06/20/21	1.000%	$(73,614)	$(23,550)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

Centrally cleared credit default swap agreements on credit indices-sell protection11

Referenced obligation	Notional amount		Termination date	Payments made by the Fund[9]	Value	Unrealized appreciation	Credit spread[12]
iTraxx Europe Crossover Series 25 Index	EUR	8,900,000	06/20/21	5.000%	$805,021	$188,313	3.144%

Options written

	Expiration date	Premiums received	Value
Put options
S&P 500 Index, 150 contracts, strike @ USD 1,925.00	December 2016	$218,625	$(166,500)

Options written activity for the period ended September 30, 2016 was as follows:

	Number of contracts	Premiums received
Put options outstanding at June 30, 2016	—	$—
Put options written	150	218,625
Put options terminated in closing purchase transactions	—	—
Put options expired prior to exercise	—	—
Put options outstanding at September 30, 2016	150	$218,625

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$83,400,989	$—	$83,400,989
Asset-backed securities	—	343,864	—	343,864
Collateralized debt obligation	—	—	0	0
Collateralized mortgage obligation	—	8,301	—	8,301
Non-U.S. government obligations	—	335,370	—	335,370
U.S. treasury obligation	—	34,055,896	—	34,055,896
Exchange traded funds	12,718,183	—	—	12,718,183
Short-term investments	—	55,332,213	—	55,332,213
Options purchased	351,000	5,761	—	356,761
Investment of cash collateral from securities loaned	—	972,975	—	972,975
Forward foreign currency contracts	—	571,622	—	571,622
Futures contracts	972,840	—	—	972,840
Swap agreements, at value	—	6,990,775	—	6,990,775
Total	$14,042,023	$182,017,766	$0	$196,059,789

Liabilities
Forward foreign currency contracts	$—	$(434,204)	$—	$(434,204)
Futures contracts	(645,970)	—	—	(645,970)
Swap agreements, at value	—	(6,435,563)	—	(6,435,563)
Options written	(166,500)	—	—	(166,500)
Total	$(812,470)	$(6,869,767)	$—	$(7,682,237)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2016 (unaudited)

At September 30, 2016, there were no transfers between Level 1 and Level 2. At June 30, 2016, $1,601,058 and $(1,190,970) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period ended September 30, 2016:

Assets	Collateralized debt obligation
Beginning balance	$0
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(951)
Total realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	951
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation (depreciation) relating to the Level 3 investments held at September 30, 2016 was $951.

Portfolio footnotes

1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Security, or portion thereof, was on loan at the period end.
5	Perpetual investment. Date shown reflects the next call date.
6	Amount represents less than 0.005%.
7	Illiquid investment at the period end.
8	Rate shown is the discount rate at the date of purchase unless otherwise noted.
9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	0.58%
Airlines	0.31
Auto components	0.80
Automobiles	1.02
Banks	2.96
Beverages	0.45
Biotechnology	2.02
Capital markets	0.93
Chemicals	1.42
Communications equipment	0.12
Construction & engineering	0.21
Construction materials	0.14
Consumer finance	0.32
Diversified financial services	0.61
Diversified telecommunication services	0.69
Electric utilities	0.46
Electrical equipment	0.33
Electronic equipment, instruments & components	0.43
Energy equipment & services	0.30
Equity real estate investment trusts (REITs)	0.79
Food & staples retailing	1.07
Food products	0.96
Health care equipment & supplies	0.57
Health care providers & services	1.17
Hotels, restaurants & leisure	0.96
Household durables	0.86
Industrial conglomerates	0.89
Insurance	2.11
Internet & direct marketing retail	1.49
Internet software & services	1.95
IT services	0.81
Life sciences tools & services	0.30
Machinery	0.93
Marine	0.20
Media	1.09
Metals & mining	1.14
Oil, gas & consumable fuels	2.92
Personal products	0.73
Pharmaceuticals	1.78
Professional services	0.21
Real estate management & development	0.26
Road & rail	0.55
Semiconductors & semiconductor equipment	2.74
Software	1.87
Specialty retail	1.05
Technology hardware, storage & peripherals	0.53
Textiles, apparel & luxury goods	0.24
Tobacco	0.82
Trading companies & distributors	0.39
Wireless telecommunication services	1.02
Total common stocks	46.50%
Bonds
Non-U.S. government obligations	4.55
U.S. treasury obligations	6.02
Total bonds	10.57%
Investment companies
UBS Global Corporate Bond Relationship Fund	10.72
UBS-HALO Emerging Markets Equity Relationship Fund	6.91%
Total investment companies	17.63%
Exchange traded funds	9.35
Short-term investment	14.53
Options purchased	0.10
Investment of cash collateral from securities loaned	0.66
Total investments	99.34%
Cash and other assets, less liabilities	0.66
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Allocation Fund. Figures may be different if a breakdown of the underlying investment companies and exchange traded funds was included.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 46.50%
Australia: 0.88%
Rio Tinto Ltd.	20,298	$801,765
Wesfarmers Ltd.	39,666	1,338,804
Westfield Corp., REIT	167,205	1,245,152
Total Australia common stocks		3,385,721

Austria: 0.31%
Erste Group Bank AG*	40,252	1,192,148

Bermuda: 0.51%
Jardine Matheson Holdings Ltd.	24,100	1,460,701
Marvell Technology Group Ltd.	36,665	486,545
Total Bermuda common stocks		1,947,246

Canada: 1.38%
Canadian Pacific Railway Ltd.	5,264	803,813
Husky Energy, Inc.*	82,254	1,007,524
Suncor Energy, Inc.	59,553	1,653,203
Toronto-Dominion Bank (The)	41,396	1,837,649
Total Canada common stocks		5,302,189

Cayman Islands: 0.26%
Sands China Ltd.	226,400	982,203

Denmark: 0.47%
AP Moeller - Maersk A/S, Class B	517	758,195
Danske Bank A/S	36,141	1,054,583
Total Denmark common stocks		1,812,778

Finland: 0.39%
Sampo OYJ, Class A	33,298	1,481,250

France: 1.14%
Danone SA	15,758	1,169,200
Renault SA	13,709	1,126,356
Schneider Electric SE	18,253	1,272,510
Vinci SA	10,801	826,521
Total France common stocks		4,394,587

Germany: 2.13%
Deutsche Telekom AG	66,876	1,120,867
Fresenius SE & Co. KGaA	24,045	1,918,048
Infineon Technologies AG	40,181	716,781
KION Group AG	21,507	1,392,093
MTU Aero Engines AG	5,338	539,980
SAP SE	12,946	1,176,810
thyssenkrupp AG	56,066	1,336,472
Total Germany common stocks		8,201,051

Hong Kong: 0.77%
AIA Group Ltd.	333,517	2,216,596
Power Assets Holdings Ltd.	76,500	745,629
Total Hong Kong common stocks		2,962,225

Ireland: 1.13%
Allergan plc*	7,282	1,677,117
ICON plc*	11,119	860,277

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Ireland—(Concluded)
Mallinckrodt plc*	8,673	$605,202
Ryanair Holdings plc ADR	15,892	1,192,377
Total Ireland common stocks		4,334,973

Italy: 0.63%
Autogrill SpA	89,299	756,367
Banca Mediolanum SpA	117,402	778,113
Intesa Sanpaolo SpA	392,941	871,344
Total Italy common stocks		2,405,824

Japan: 4.95%
ABC-Mart, Inc.	20,900	1,413,875
Alps Electric Co. Ltd.	49,800	1,178,640
Inpex Corp.	99,700	893,913
KDDI Corp.	77,500	2,380,676
Matsui Securities Co. Ltd.[1]	122,400	992,188
Mitsui Fudosan Co. Ltd.	47,000	989,779
ORIX Corp.	108,600	1,582,333
Shin-Etsu Chemical Co. Ltd.	21,300	1,470,762
Sony Corp.	69,500	2,256,925
Sumitomo Electric Industries Ltd.	72,100	1,006,791
THK Co. Ltd.	28,700	558,122
Tokyo Electron Ltd.	17,300	1,514,443
Toyota Industries Corp.	25,100	1,150,979
Toyota Motor Corp.	28,900	1,646,991
Total Japan common stocks		19,036,417

Jersey: 0.68%
Delphi Automotive plc	12,969	924,949
Shire plc	26,103	1,690,993
Total Jersey common stocks		2,615,942

Netherlands: 1.42%
Koninklijke Ahold Delhaize NV*	52,297	1,191,993
Koninklijke DSM NV	20,820	1,407,031
NXP Semiconductors NV*	5,062	516,375
Unilever NV CVA	44,218	2,040,289
Wright Medical Group NV*	12,236	300,149
Total Netherlands common stocks		5,455,837

Norway: 0.26%
Telenor ASA	58,266	999,208

Panama: 0.15%
McDermott International, Inc.*	113,967	570,975

Singapore: 0.46%
Broadcom Ltd.	10,290	1,775,231

Spain: 0.76%
Banco Bilbao Vizcaya Argentaria SA	127,882	773,158
Banco Santander SA	196,022	869,135
Mediaset Espana Comunicacion SA	108,907	1,290,694
Total Spain common stocks		2,932,987

Switzerland: 0.86%
Actelion Ltd.*	4,787	828,794
Roche Holding AG	9,953	2,469,041
Total Switzerland common stocks		3,297,835

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
United Kingdom: 4.66%
Anglo American plc*	112,035	$1,405,092
Aon plc	5,800	652,442
Ashtead Group plc	91,275	1,503,670
Associated British Foods plc	33,770	1,138,046
Atlassian Corp. plc, Class A*	11,100	332,667
BP plc	305,474	1,781,730
British American Tobacco plc	26,499	1,693,291
HSBC Holdings plc	229,220	1,719,338
Lloyds Banking Group plc	1,692,617	1,196,765
London Stock Exchange Group plc	35,207	1,277,739
Noble Corp. plc	22,300	141,382
Rio Tinto plc	24,941	832,266
Royal Dutch Shell plc, Class A	72,961	1,810,039
Tesco plc*	353,748	838,845
Vodafone Group plc	365,992	1,051,939
Worldpay Group plc[2,3]	134,276	515,512
Total United Kingdom common stocks		17,890,763

United States: 22.30%
Activision Blizzard, Inc.	11,508	509,804
Aflac, Inc.	8,969	644,602
Allstate Corp. (The)	16,385	1,133,514
Alnylam Pharmaceuticals, Inc.*	11,666	790,721
Alphabet, Inc., Class A*	2,447	1,967,535
Alphabet, Inc., Class C*	1,372	1,066,442
Amazon.com, Inc.*	4,719	3,951,266
American Express Co.	7,868	503,867
Apple, Inc.	12,472	1,409,960
Arista Networks, Inc.*,1	5,548	472,024
Atara Biotherapeutics, Inc.*	5,145	110,052
Biogen, Inc.*	1,861	582,549
Bio-Rad Laboratories, Inc., Class A*	1,854	303,704
Catalent, Inc.*	22,277	575,638
Caterpillar, Inc.	7,121	632,131
CBS Corp. (Non-Voting), Class B	15,620	855,039
Celgene Corp.*	10,383	1,085,335
Centene Corp.*	7,579	507,490
Chevron Corp.	2,173	223,645
Colfax Corp.*	17,800	559,454
Cooper Cos., Inc. (The)	2,484	445,282
Danaher Corp.	11,504	901,799
Digital Realty Trust, Inc., REIT	10,000	971,200
Dow Chemical Co. (The)	16,114	835,189
Ecolab, Inc.	7,339	893,303
Electronic Arts, Inc.*	6,319	539,643
Eli Lilly & Co.	7,465	599,141
Emergent BioSolutions, Inc.*	9,937	313,314

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
Envision Healthcare Holdings, Inc.*	15,892	$353,915
EOG Resources, Inc.	9,073	877,450
Estee Lauder Cos., Inc. (The), Class A	8,443	747,712
Expedia, Inc.	4,171	486,839
Express Scripts Holding Co.*	7,075	499,000
Facebook, Inc., Class A*	31,399	4,027,550
First Data Corp., Class A*	20,042	263,753
Fortive Corp.	8,725	444,102
General Electric Co.	32,584	965,138
General Motors Co.	36,259	1,151,948
Gilead Sciences, Inc.	8,649	684,309
Gulfport Energy Corp.*	9,097	256,990
Halliburton Co.	9,833	441,305
Home Depot, Inc. (The)	11,640	1,497,835
Honeywell International, Inc.	8,390	978,190
Impax Laboratories, Inc.*	7,267	172,228
Instructure, Inc.*	16,945	429,895
Integrated Device Technology, Inc.*	22,659	523,423
Jabil Circuit, Inc.	21,466	468,388
JPMorgan Chase & Co.	21,321	1,419,765
Laboratory Corp. of America Holdings*	3,148	432,787
Lam Research Corp.	5,616	531,891
Laredo Petroleum, Inc.*	52,247	673,986
Lexicon Pharmaceuticals, Inc.*,1	49,246	889,875
Lincoln National Corp.	15,546	730,351
MacroGenics, Inc.*	4,126	123,409
Marsh & McLennan Cos., Inc.	10,098	679,090
Martin Marietta Materials, Inc.	2,972	532,315
MasterCard, Inc., Class A	6,458	657,231
Maxim Integrated Products, Inc.	11,755	469,377
Medicines Co. (The)*	19,844	748,913
MetLife, Inc.	12,878	572,169
Micron Technology, Inc.*	59,308	1,054,496
Microsoft Corp.	40,102	2,309,875
Mondelez International, Inc., Class A	31,741	1,393,430
Morgan Stanley	21,811	699,261
Newell Brands, Inc.	19,661	1,035,348
NextEra Energy, Inc.	8,228	1,006,449
NIKE, Inc., Class B	10,848	571,147
Norfolk Southern Corp.	5,043	489,474
NVIDIA Corp.	6,839	468,608
Oasis Petroleum, Inc.*	64,678	741,857
ON Semiconductor Corp.*	40,475	498,652
PDC Energy, Inc.*	7,060	473,444
PepsiCo, Inc.	15,921	1,731,727
Philip Morris International, Inc.	14,828	1,441,578
Priceline Group, Inc. (The)*	461	678,357
Qorvo, Inc.*	8,361	466,042
S&P Global, Inc.	4,851	613,943
salesforce.com, Inc.*	15,972	1,139,283

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares		Value
Common stocks—(Concluded)
United States—(Concluded)
SBA Communications Corp., Class A*	4,684		$525,357
ServiceNow, Inc.*	8,865		701,665
Sherwin-Williams Co. (The)	3,098		857,093
Silicon Laboratories, Inc.*	8,115		477,162
Simon Property Group, Inc., REIT	4,000		828,040
Skyworks Solutions, Inc.	6,969		530,620
SM Energy Co.	21,749		839,076
Starbucks Corp.	18,328		992,278
Synchrony Financial	25,643		718,004
Take-Two Interactive Software, Inc.*	10,436		470,455
TG Therapeutics, Inc.*,1	11,329		87,686
Time Warner, Inc.	12,709		1,011,763
TJX Cos., Inc. (The)	15,053		1,125,663
T-Mobile US, Inc.*	10,282		480,375
TransDigm Group, Inc.*	2,415		698,225
TripAdvisor, Inc.*	9,457		597,493
U.S. Bancorp	10,643		456,478
Under Armour, Inc., Class A*,1	4,718		182,492
Under Armour, Inc., Class C*	4,744		160,632
Union Pacific Corp.	8,291		808,621
United Technologies Corp.	9,940		1,009,904
UnitedHealth Group, Inc.	5,520		772,800
Verisk Analytics, Inc.*	9,803		796,788
Vertex Pharmaceuticals, Inc.*	6,686		583,086
Visa, Inc., Class A	20,141		1,665,661
Walgreens Boots Alliance, Inc.	9,228		743,961
Walt Disney Co. (The)	10,925		1,014,495
Western Digital Corp.	10,719		626,740
Xilinx, Inc.	9,380		509,709
Yum! Brands, Inc.	10,459		949,782
Zimmer Biomet Holdings, Inc.	4,296		558,566
Total United States common stocks			85,708,413
Total common stocks (cost $170,725,688)			178,685,803

	Face amount
Bonds: 10.57%
Non-U.S. government obligations: 4.55%
Australia: 0.73%
Commonwealth of Australia,
4.500%, due 04/15/20[3]	AUD	625,000	527,061
4.500%, due 04/21/33[3]	1,248,000		1,243,285
5.500%, due 04/21/23[3]	1,095,000		1,031,215
			2,801,561
Austria: 0.05%
Republic of Austria,
1.200%, due 10/20/25[2,3]	EUR	87,000	108,809

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount		Value
Bonds—(Continued)
Non-U.S. government obligations—(Concluded)
Austria—(Concluded)
3.150%, due 06/20/44[2,3]	EUR	56,000	$101,632
			210,441
Belgium: 0.08%
Kingdom of Belgium,
3.750%, due 06/22/45[3]	161,000		308,119

Canada: 0.07%
Government of Canada,
2.250%, due 06/01/25	CAD	206,000	174,835
2.750%, due 12/01/64	82,000		86,202
			261,037
Finland: 0.02%
Republic of Finland,
0.500%, due 04/15/26[2,3]	EUR	85,000	99,782

France: 0.28%
France Government Bond OAT,
3.250%, due 05/25/45[3]	610,000		1,073,338

Ireland: 0.01%
Republic of Ireland,
2.000%, due 02/18/45[3]	28,000		37,841

Italy: 0.70%
Italy Buoni Poliennali Del Tesoro,
2.500%, due 12/01/24	142,000		178,884
2.798%, due 09/15/41[3,4]	700,994		1,061,498
4.250%, due 02/01/19[3]	720,000		889,450
4.750%, due 09/01/44[2,3]	325,000		562,361
			2,692,193
Japan: 1.00%
Japan Government Twenty Year Bond,
0.400%, due 03/20/36	JPY	285,000,000	2,840,725
2.300%, due 06/20/27	80,000,000		987,999
			3,828,724
Netherlands: 0.06%
Kingdom of the Netherlands,
2.750%, due 01/15/47[2,3]	EUR	139,000	253,795

New Zealand: 0.95%
New Zealand Government Bond,
2.071%, due 09/20/25[3,4]	NZD	3,196,589	2,432,026
3.000%, due 04/15/20[3]	1,600,000		1,207,144
			3,639,170
Spain: 0.60%
Kingdom of Spain,
3.450%, due 07/30/66[2,3]	EUR	20,000	28,427
3.750%, due 10/31/18	920,000		1,118,736
4.800%, due 01/31/24[2,3]	780,000		1,147,943
			2,295,106
Total Non-U.S. government obligations (cost $16,543,394)			17,501,107

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
U.S. treasury obligations: 6.02%
United States: 6.02%
U.S. Treasury Bonds,
2.500%, due 02/15/46	$590,000	$611,802
2.750%, due 11/15/42	885,000	966,240
2.875%, due 05/15/43	565,000	630,902
U.S. Treasury Bonds,
2.875%, due 08/15/45	50,000	55,865
3.000%, due 11/15/45	275,000	314,768
8.000%, due 11/15/21	645,000	862,864
U.S. Treasury Inflation Indexed Bond (TIPS),
0.750%, due 02/15/45	1,331,000	1,409,369
U.S. Treasury Inflation Indexed Note (TIPS),
0.125%, due 01/15/23	700,000	741,868
U.S. Treasury Notes,
0.500%, due 11/30/16[1]	3,293,000	3,294,617
0.750%, due 02/28/18	4,375,000	4,376,194
0.875%, due 10/15/18	510,000	510,817
1.125%, due 01/15/19	1,040,000	1,046,907
1.125%, due 06/30/21	1,580,000	1,578,272
1.250%, due 03/31/21	1,065,000	1,070,574
1.375%, due 10/31/20	780,000	789,080
1.625%, due 12/31/19	160,000	163,419
1.625%, due 02/15/26	1,490,000	1,493,667
1.750%, due 05/15/23	680,000	695,539
2.000%, due 11/30/22	1,575,000	1,636,586
3.125%, due 04/30/17	895,000	908,287
		23,157,637
Total U.S. treasury obligations (cost $22,644,579)		23,157,637
Total bonds (cost $39,187,973)		40,658,744

	Shares
Exchange traded funds: 9.35%
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	331,200	17,904,672
iShares JP Morgan USD Emerging Markets Bond ETF	153,700	18,015,177
Total exchange traded funds (cost $34,157,426)		35,919,849

Investment companies: 17.63%
UBS Global Corporate Bond Relationship Fund*,4	2,853,369	41,183,535
UBS-HALO Emerging Markets Equity Relationship Fund*,4	695,083	26,563,631
Total investment companies (cost $63,540,910)		67,747,166

Short-term investment: 14.53%
Investment company: 14.53%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $55,823,503)	55,823,503	55,823,503

	Number of contracts
Options purchased: 0.10%
Call options: 0.10%
iShares MSCI Emerging Markets ETF, strike @ USD 39.00, expires December 2016 (cost $508,005)	4,770	376,830

	Shares
Investment of cash collateral from securities loaned: 0.66%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,543,107)	2,543,107	2,543,107
Total investments: 99.34% (cost $366,486,612)		381,755,002
Cash and other assets, less liabilities— 0.66%		2,530,249
Net assets—100.00%		$384,285,251

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,822,813
Gross unrealized depreciation	(11,554,423)
Net unrealized appreciation of investments	$15,268,390

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	RUB	99,409,826	USD	1,499,394	12/20/16	$(53,064)
BB	THB	84,200,000	USD	2,407,090	12/20/16	(20,356)
BB	TWD	337,500,000	USD	10,709,866	12/20/16	(80,767)
GSI	CHF	13,000,000	USD	13,434,904	12/20/16	(11,270)
GSI	CNY	35,065,000	USD	5,195,969	12/20/16	(45,586)
HSBC	EUR	5,710,000	USD	6,432,252	12/20/16	(5,573)
JPMCB	AUD	2,425,000	USD	1,822,303	12/20/16	(30,372)
JPMCB	GBP	640,000	USD	850,252	12/20/16	19,352
JPMCB	HKD	8,430,000	USD	1,087,477	12/20/16	(234)
JPMCB	JPY	134,900,000	USD	1,328,868	12/20/16	(6,132)
JPMCB	NOK	10,910,000	USD	1,326,917	12/20/16	(38,051)
JPMCB	USD	1,064,720	GBP	820,000	12/20/16	(129)
JPMCB	USD	558,328	ILS	2,100,000	12/20/16	3,224
JPMCB	USD	2,201,108	NZD	3,025,000	12/20/16	(5,142)
JPMCB	USD	1,699,424	SGD	2,310,000	12/20/16	(4,969)
MSC	KRW	2,106,000,000	USD	1,885,661	12/20/16	(25,709)
MSC	USD	5,971,760	INR	404,960,000	12/20/16	30,383
WBC	NZD	29,440,000	USD	21,517,078	12/20/16	145,428
Net unrealized depreciation on forward foreign currency contracts						$(128,967)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 40 contracts (USD)	December 2016	$7,462,886	$7,355,000	$(107,886)
10 Year US Treasury Notes, 164 contracts (USD)	December 2016	21,523,468	21,504,500	(18,968)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 368 contracts (USD)	December 2016	(80,379,348)	(80,396,500)	(17,152)
5 Year US Treasury Notes, 142 contracts (USD)	December 2016	(17,239,544)	(17,255,219)	(15,675)
Index futures buy contracts:
EURO STOXX 50 Index, 560 contracts (EUR)	December 2016	18,899,389	18,834,535	(64,854)
IBEX 35 Index, 84 contracts (EUR)	October 2016	8,313,895	8,268,512	(45,383)
TOPIX Index, 223 contracts (JPY)	December 2016	29,324,727	29,094,128	(230,599)
Index futures sell contracts:
E-mini S&P 500 Index, 114 contracts (USD)	December 2016	(12,265,859)	(12,314,280)	(48,421)
FTSE 100 Index, 69 contracts (GBP)	December 2016	(5,950,202)	(6,132,960)	(182,758)
FTSE/MIB Index, 86 contracts (EUR)	December 2016	(8,029,788)	(7,901,093)	128,695
Mini MSCI Emerging Markets Index, 233 contracts (USD)	December 2016	(10,461,941)	(10,630,625)	(168,684)
NIKKEI 225 Index, 192 contracts (JPY)	December 2016	(32,016,804)	(31,146,393)	870,411
S&P/Toronto Stock Exchange 60 Index, 62 contracts (CAD)	December 2016	(7,965,534)	(8,082,991)	(117,457)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 193 contracts (AUD)	December 2016	16,706,676	16,737,343	30,667
Canadian Government 10 Year Bond, 372 contracts (CAD)	December 2016	41,594,186	41,658,782	64,596
Euro Schatz, 33 contracts (EUR)	December 2016	4,152,871	4,156,906	4,035
Long Gilt, 46 contracts (GBP)	December 2016	7,814,904	7,765,882	(49,022)
Interest rate futures sell contracts:
Euro-BTP, 132 contracts (EUR)	December 2016	(21,228,922)	(21,217,700)	11,222
Net unrealized appreciation on futures contracts				$42,767

Centrally cleared credit default swap agreements on credit indices-sell protection5

Referenced obligation	Notional amount		Termination date	Payments made by the Fund[6]	Value	Unrealized appreciation	Credit spread[7]
CDX.NA.HY. Series 25 Index	USD	21,000,000	12/20/20	5.000%	$1,240,223	$1,265,218	3.452%

Options written activity for the period ended September 30, 2016 was as follows:

	Number of contracts	Premiums received
Call options outstanding at June 30, 2016	891	$171,748
Call options written	—	—
Call options terminated in closing purchase transactions	—	—
Call options expired prior to exercise	(891)	(171,748)
Call options outstanding at September 30, 2016	—	$—

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  Certain investments that are measured at fair value using the net asset value per share practical expedient (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$—	$178,685,803	$—	$—	$178,685,803
Non-U.S. government obligations	—	—	17,501,107	—	17,501,107
U.S. treasury obligations	—	—	23,157,637	—	23,157,637
Exchange traded funds	—	35,919,849	—	—	35,919,849
Investment companies	67,747,166	—	—	—	67,747,166
Short-term investment	—	—	55,823,503	—	55,823,503
Options purchased	—	376,830	—	—	376,830
Investment of cash collateral from securities loaned	—	—	2,543,107	—	2,543,107
Forward foreign currency contracts	—	—	198,387	—	198,387
Futures contracts	—	1,109,626	—	—	1,109,626
Swap agreements, at value	—	—	1,240,223	—	1,240,223
Total	$67,747,166	$216,092,108	$100,463,964	$—	$384,303,238

Liabilities
Forward foreign currency contracts	$—	$—	$(327,354)	$—	$(327,354)
Futures contracts	—	(1,066,859)	—	—	(1,066,859)
Total	$—	$(1,066,859)	$(327,354)	$—	$(1,394,213)

At September 30, 2016, there were no transfers between Level 1 and Level 2. At June 30, 2016, $81,454,809 of foreign investments, including futures contracts, and $(2,911,305) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2016 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized		Net income
		Purchases	Sales	Net realized	appreciation		earned from
		during the	during the	gain during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	06/30/16	09/30/16	09/30/16	09/30/16	09/30/16	09/30/16	09/30/16
UBS-HALO Emerging Markets Equity Relationship Fund	$27,386,277	$—	$4,000,000	$137,563	$3,039,791	$26,563,631	$—
UBS Global Corporate Bond Relationship Fund	40,307,836	—	—	—	875,699	41,183,535	—
	$67,694,113	$—	$4,000,000	$137,563	$3,915,490	$67,747,166	$—

5                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

6                 Payments made or received are based on the notional amount.

7                 Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS International Sustainable Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Airlines	1.17%
Auto components	1.23
Automobiles	3.94
Banks	11.54
Biotechnology	2.07
Building products	1.29
Chemicals	7.64
Construction materials	0.94
Diversified telecommunication services	1.17
Electrical equipment	1.49
Electronic equipment, instruments & components	0.83
Equity real estate investment trusts (REITs)	2.80
Food products	1.16
Health care equipment & supplies	1.65
Household durables	1.03
Household products	2.73
Insurance	9.49
IT services	0.93
Machinery	4.89
Marine	2.18
Media	2.43
Metals & mining	2.23
Oil, gas & consumable fuels	5.08
Personal products	3.35
Pharmaceuticals	6.58
Professional services	0.90
Real estate management & development	1.58
Semiconductors & semiconductor equipment	4.66
Software	1.87
Technology hardware, storage & peripherals	1.44
Trading companies & distributors	1.59
Water utilities	1.18
Wireless telecommunication services	2.54
Total common stocks	95.60%
Preferred stock	1.35
Short-term investment	2.57
Investment of cash collateral from securities loaned	0.36
Total investments	99.88%
Cash and other assets, less liabilities	0.12
Net assets	100.00%

UBS International Sustainable Equity

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 95.60%
Australia: 4.58%
Mirvac Group, REIT	405,539	$695,250
Santos Ltd.	159,907	441,809
Total Australia common stocks		1,137,059

Brazil: 1.18%
Cia de Saneamento Basico do Estado de Sao Paulo	31,500	292,417

China: 2.40%
Ping An Insurance Group Co. of China Ltd., H Shares	115,000	596,024

Denmark: 2.97%
AP Moeller - Maersk A/S, Class B	369	541,149
Novo Nordisk A/S, Class B	4,705	195,500
Total Denmark common stocks		736,649

France: 5.61%
AXA SA	10,011	212,996
Ingenico Group SA	2,352	205,478
Sanofi	3,900	296,335
Schneider Electric SE	5,307	369,978
Valeo SA	5,253	306,437
Total France common stocks		1,391,224

Germany: 8.57%
Bayerische Motoren Werke AG	5,184	435,652
Carl Zeiss Meditec AG	10,716	409,647
Infineon Technologies AG	19,461	347,161
Merck KGaA	4,370	470,826
SAP SE	5,106	464,143
Total Germany common stocks		2,127,429

Hong Kong: 1.58%
Sun Hung Kai Properties Ltd.	26,000	392,527

India: 2.18%
ICICI Bank Ltd. ADR	41,400	309,258
Infosys Ltd. ADR	14,600	230,388
Total India common stocks		539,646

Indonesia: 3.26%
Bank Central Asia Tbk. PT	478,000	575,021
Indocement Tunggal Prakarsa Tbk. PT	175,100	232,778
Total Indonesia common stocks		807,799

Italy: 1.91%
Intesa Sanpaolo SpA	214,097	474,759

Japan: 16.23%
Astellas Pharma, Inc.	12,500	193,962
Canon, Inc.	12,400	357,491
Kao Corp.	5,300	297,444
KDDI Corp.	20,500	629,728
Kubota Corp.	18,300	273,133
Panasonic Corp.	25,800	254,934
Shin-Etsu Chemical Co. Ltd.	4,500	310,724
Sumitomo Mitsui Financial Group, Inc.	16,900	563,306
THK Co. Ltd.	14,500	281,978
Toyota Motor Corp.	9,500	541,399
Unicharm Corp.	12,600	324,117
Total Japan common stocks		4,028,216

Jersey: 2.07%
Shire plc	7,941	514,430

Netherlands: 10.74%
ASML Holding NV	2,789	306,065
LyondellBasell Industries NV, Class A	7,363	593,900

UBS International Sustainable Equity

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Netherlands—(Concluded)
Koninklijke DSM NV	10,771	$727,912
NXP Semiconductors NV*	4,927	502,603
Unilever NV CVA	11,572	533,951
Total Netherlands common stocks		2,664,431

Norway: 6.69%
Norsk Hydro ASA	128,270	552,736
Statoil ASA[1]	48,810	817,509
Telenor ASA	16,951	290,694
Total Norway common stocks		1,660,939

Spain: 4.00%
Banco Bilbao Vizcaya Argentaria SA	64,350	389,052
Mediaset Espana Comunicacion SA	50,911	603,363
Total Spain common stocks		992,415

Sweden: 3.52%
Assa Abloy AB, Class B	15,787	320,753
Nordea Bank AB	55,554	551,408
Total Sweden common stocks		872,161

Switzerland: 4.71%
Novartis AG	2,520	198,176
Roche Holding AG	1,123	278,583
Zurich Insurance Group AG*	2,687	691,456
Total Switzerland common stocks		1,168,215

Taiwan: 1.16%
Uni-President Enterprises Corp.	153,000	287,008

United Kingdom: 12.24%
Ashtead Group plc	23,946	394,488
Aviva plc	49,726	283,913
Capita plc	25,658	222,819
Croda International plc	5,824	262,999
easyJet plc	22,310	291,195
Prudential plc	32,221	570,695
Reckitt Benckiser Group plc	3,760	354,062
Weir Group plc (The)	29,837	657,445
Total United Kingdom common stocks		3,037,616
Total common stocks (cost $24,039,510 )		23,720,964

Preferred stock: 1.35%
Germany: 1.35%
Jungheinrich AG Preference shares (cost $309,455)	9,900	334,803

Short-term investment: 2.57%
Investment company: 2.57%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $636,650)	636,650	636,650

Investment of cash collateral from securities loaned: 0.36%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $90,435)	90,435	90,435
Total investments: 99.88% (cost $25,076,050)		24,782,852
Cash and other assets, less liabilities—0.12%		30,096
Net assets— 100.00%		$24,812,948

UBS International Sustainable Equity

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,707,414
Gross unrealized depreciation	(2,000,612)
Net unrealized depreciation of investments	$(293,198)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$23,720,964	$—	$—	$23,720,964
Preferred stock	334,803	—	—	334,803
Short-term investment	—	636,650	—	636,650
Investment of cash collateral from securities loaned	—	90,435	—	90,435
Total	$24,055,767	$727,085	$—	$24,782,852

At September 30, 2016, there were no transfers between Level 1 and Level 2. At June 30, 2016, $21,825,231 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	1.34%
Auto components	1.26
Automobiles	1.92
Banks	4.04
Beverages	3.29
Biotechnology	4.95
Chemicals	1.45
Communications equipment	0.78
Consumer finance	1.64
Electronic equipment, instruments & components	1.67
Energy equipment & services	2.50
Equity real estate investment trusts (REITs)	3.12
Food & staples retailing	1.82
Food products	2.83
Health care equipment & supplies	0.54
Health care providers & services	3.48
Household durables	2.45
Insurance	7.79
Internet & direct marketing retail	5.04
Internet software & services	2.57
IT services	2.08
Life sciences tools & services	1.27
Machinery	2.45
Media	5.74
Oil, gas & consumable fuels	5.26
Pharmaceuticals	7.66
Road & rail	2.33
Semiconductors & semiconductor equipment	9.16
Software	2.28
Technology hardware, storage & peripherals	1.59
Tobacco	4.14
Wireless telecommunication services	1.13
Total common stocks	99.57%
Short-term investment	1.39
Investment of cash collateral from securities loaned	2.39

Total investments	103.35%
Liabilities, in excess of cash and other assets	(3.35)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 99.57%
Aerospace & defense: 1.34%
United Technologies Corp.	3,537	$359,359

Auto components: 1.26%
Delphi Automotive plc	4,740	338,057

Automobiles: 1.92%
General Motors Co.	16,288	517,470

Banks: 4.04%
JPMorgan Chase & Co.	7,924	527,659
U.S. Bancorp	6,747	289,379
Wells Fargo & Co.	6,120	270,994
		1,088,032
Beverages: 3.29%
PepsiCo, Inc.	8,155	887,019

Biotechnology: 4.95%
Alnylam Pharmaceuticals, Inc.*	4,787	324,463
Atara Biotherapeutics, Inc.*	3,786	80,983
Biogen, Inc.*	1,289	403,496
Emergent BioSolutions, Inc.*	3,614	113,949
Lexicon Pharmaceuticals, Inc.*,1	20,645	373,055
TG Therapeutics, Inc.*,1	4,833	37,407
		1,333,353
Chemicals: 1.45%
Dow Chemical Co. (The)	7,556	391,627

Communications equipment: 0.78%
Arista Networks, Inc.*	2,461	209,382

Consumer finance: 1.64%
American Express Co.	6,909	442,452

Electronic equipment, instruments & components: 1.67%
Dolby Laboratories, Inc., Class A	4,687	254,457
Jabil Circuit, Inc.	8,907	194,351
		448,808
Energy equipment & services: 2.50%
Halliburton Co.	7,474	335,433
McDermott International, Inc.*	46,298	231,953
Noble Corp. plc	16,467	104,401
		671,787
Equity real estate investment trusts (REITs): 3.12%
Digital Realty Trust, Inc.	3,135	304,471
Simon Property Group, Inc.	2,589	535,949
		840,420
Food & staples retailing: 1.82%
Walgreens Boots Alliance, Inc.	6,092	491,137

Food products: 2.83%
Mondelez International, Inc., Class A	17,381	763,026

Health care equipment & supplies: 0.54%
Wright Medical Group NV*	5,902	144,776

Health care providers & services: 3.48%
Envision Healthcare Holdings, Inc.*	10,502	233,880
Laboratory Corp. of America Holdings*	2,251	309,467
UnitedHealth Group, Inc.	2,807	392,980
		936,327
Household durables: 2.45%
Lennar Corp., Class A	7,100	300,614
Newell Brands, Inc.	6,842	360,300
		660,914
Insurance: 7.79%
Aflac, Inc.	5,402	388,242

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Insurance—(Concluded)
Allstate Corp. (The)	6,285	$434,796
Aon plc	5,387	605,984
Lincoln National Corp.	6,345	298,088
MetLife, Inc.	8,315	369,435
		2,096,545
Internet & direct marketing retail: 5.04%
Amazon.com, Inc.*	910	761,952
Expedia, Inc.	2,585	301,721
Priceline Group, Inc. (The)*	199	292,827
		1,356,500
Internet software & services: 2.57%
Facebook, Inc., Class A*	5,397	692,273

IT services: 2.08%
Visa, Inc., Class A	6,775	560,292

Life sciences tools & services: 1.27%
Bio-Rad Laboratories, Inc., Class A*	2,089	342,199

Machinery: 2.45%
Caterpillar, Inc.	5,463	484,951
Colfax Corp.*	5,550	174,436
		659,387
Media: 5.74%
CBS Corp. (Non-Voting), Class B	6,893	377,323
Time Warner, Inc.	5,541	441,119
Walt Disney Co. (The)	7,815	725,701
		1,544,143
Oil, gas & consumable fuels: 5.26%
EOG Resources, Inc.	5,279	510,532
Gulfport Energy Corp.*	9,444	266,793
Laredo Petroleum, Inc.*	15,670	202,143
Oasis Petroleum, Inc.*	19,394	222,449
SM Energy Co.	5,558	214,428
		1,416,345
Pharmaceuticals: 7.66%
Allergan plc*	2,035	468,681
Catalent, Inc.*	15,390	397,678
Eli Lilly & Co.	5,278	423,612
Impax Laboratories, Inc.*	6,676	158,221
Mallinckrodt plc*	5,314	370,811
Medicines Co. (The)*,1	6,474	244,329
		2,063,332
Road & rail: 2.33%
Union Pacific Corp.	6,445	628,581

Semiconductors & semiconductor equipment: 9.16%
Broadcom Ltd.	1,343	231,694
Integrated Device Technology, Inc.*	7,498	173,204
Lam Research Corp.	2,671	252,970
Marvell Technology Group Ltd.	18,424	244,486
Maxim Integrated Products, Inc.	3,953	157,843
Micron Technology, Inc.*	21,837	388,262
NXP Semiconductors NV*	1,701	173,519
ON Semiconductor Corp.*	14,802	182,361
Qorvo, Inc.*	2,778	154,846
Silicon Laboratories, Inc.*	2,736	160,877
Skyworks Solutions, Inc.	2,334	177,711
Xilinx, Inc.	3,117	169,378
		2,467,151
Software: 2.28%
Activision Blizzard, Inc.	5,044	223,449

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Software—(Concluded)
Electronic Arts, Inc.*	2,632	$224,773
Take-Two Interactive Software, Inc.*	3,671	165,489
		613,711
Technology hardware, storage & peripherals: 1.59%
Western Digital Corp.	7,319	427,942

Tobacco: 4.14%
Philip Morris International, Inc.	11,476	1,115,697

Wireless telecommunication services: 1.13%
T-Mobile US, Inc.*	6,493	303,353
Total common stocks (cost $24,409,146)		26,811,397

Short-term investment: 1.39%
Investment company: 1.39%
JPMorgan U.S. Government Money Market Fund, Capital Shares* (cost $373,636)	373,636	373,636

Investment of cash collateral from securities loaned: 2.39%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $643,844)	643,844	643,844
Total investments—103.35% (cost $25,426,626)		27,828,877
Liabilities, in excess of cash and other assets—(3.35)%		(901,526)
Net assets—100.00%		$26,927,351

UBS U.S. Large Cap Equity Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,338,467
Gross unrealized depreciation	(936,216)
Net unrealized appreciation of investments	$2,402,251

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$26,811,397	$—	$—	$26,811,397
Short-term investment	—	373,636	—	373,636
Investment of cash collateral from securities loaned	—	643,844	—	643,844
Total	$26,811,397	$1,017,480	$—	$27,828,877

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2016

Common stocks
Airlines	1.29%
Banks	5.23
Biotechnology	6.30
Building products	1.13
Communications equipment	2.70
Construction & engineering	1.50
Construction materials	0.81
Diversified consumer services	1.05
Electrical equipment	3.09
Electronic equipment, instruments & components	1.79
Energy equipment & services	3.06
Equity real estate investment trusts (REITs)	2.20
Food & staples retailing	1.10
Food products	3.42
Health care equipment & supplies	6.63
Health care providers & services	2.97
Hotels, restaurants & leisure	3.84
Household durables	1.29
Internet software & services	6.62
Life sciences tools & services	0.53
Machinery	1.11
Media	2.73
Multiline retail	1.37
Oil, gas & consumable fuels	3.12
Paper & forest products	1.34
Personal products	0.32
Pharmaceuticals	2.36
Professional services	2.38
Road & rail	0.62
Semiconductors & semiconductor equipment	5.87
Software	14.48
Specialty retail	4.32
Thrifts & mortgage finance	0.96
Total common stocks	97.53%
Exchange traded fund	1.32
Short-term investment	2.21
Investment of cash collateral from securities loaned	7.55
Total investments	108.61%
Liabilities, in excess of cash and other assets	(8.61)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures may be different if a breakdown of the underlying investment companies and exchange traded funds was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 97.53%
Airlines: 1.29%
Spirit Airlines, Inc.*	52,329	$2,225,552

Banks: 5.23%
BankUnited, Inc.	59,063	1,783,703
Columbia Banking System, Inc.	63,851	2,089,205
FB Financial Corp.*	37,400	754,732
National Bank Holdings Corp., Class A	92,459	2,160,767
Webster Financial Corp.	57,936	2,202,147
		8,990,554
Biotechnology: 6.30%
Bluebird Bio, Inc.*,1	15,344	1,040,016
Exact Sciences Corp.*,1	177,770	3,301,189
FibroGen, Inc.*	37,193	769,895
Kite Pharma, Inc.*	18,649	1,041,733
Ligand Pharmaceuticals, Inc.*,1	21,281	2,171,939
Loxo Oncology, Inc.*,1	39,926	1,045,262
Sage Therapeutics, Inc.*	21,714	999,930
Seres Therapeutics, Inc.*,1	24,158	296,902
vTv Therapeutics, Inc., Class A*	22,709	163,278
		10,830,144
Building products: 1.13%
NCI Building Systems, Inc.*	133,080	1,941,637

Communications equipment: 2.70%
Ciena Corp.*	100,429	2,189,352
Lumentum Holdings, Inc.*	58,978	2,463,511
		4,652,863
Construction & engineering: 1.50%
EMCOR Group, Inc.	43,429	2,589,237

Construction materials: 0.81%
Summit Materials, Inc., Class A*	74,700	1,385,685

Diversified consumer services: 1.05%
Grand Canyon Education, Inc.*	44,775	1,808,462

Electrical equipment: 3.09%
EnerSys	37,711	2,609,224
Generac Holdings, Inc.*	74,484	2,703,769
		5,312,993
Electronic equipment, instruments & components: 1.79%
Fabrinet*	26,200	1,168,258
Universal Display Corp.*	34,585	1,919,813
		3,088,071
Energy equipment & services: 3.06%
Patterson-UTI Energy, Inc.	105,620	2,362,719
US Silica Holdings, Inc.	62,341	2,902,597
		5,265,316
Equity real estate investment trusts (REITs): 2.20%
Cousins Properties, Inc.	162,230	1,693,681
Education Realty Trust, Inc.	48,500	2,092,290
		3,785,971
Food & staples retailing: 1.10%
Casey’s General Stores, Inc.	15,795	1,897,769

Food products: 3.42%
B&G Foods, Inc.	52,686	2,591,098
Blue Buffalo Pet Products, Inc.*	59,437	1,412,223
Dean Foods Co.	114,708	1,881,211
		5,884,532
Health care equipment & supplies: 6.63%
ABIOMED, Inc.*	27,988	3,598,697

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Health care equipment & supplies—(Concluded)
DexCom, Inc.*	36,523	$3,201,606
K2M Group Holdings, Inc.*	114,091	2,028,538
Zeltiq Aesthetics, Inc.*,1	65,498	2,568,832
		11,397,673
Health care providers & services: 2.97%
Acadia Healthcare Co., Inc.*	42,310	2,096,460
Amsurg Corp.*	26,779	1,795,532
MEDNAX, Inc.*	18,294	1,211,978
		5,103,970
Hotels, restaurants & leisure: 3.84%
Buffalo Wild Wings, Inc.*	11,537	1,623,717
ClubCorp Holdings, Inc.	150,302	2,174,870
Del Frisco’s Restaurant Group, Inc.*	93,816	1,263,702
Popeyes Louisiana Kitchen, Inc.*	28,967	1,539,306
		6,601,595
Household durables: 1.29%
Universal Electronics, Inc.*	29,800	2,218,908

Internet software & services: 6.62%
Apigee Corp.*	96,493	1,678,978
inContact, Inc.*	121,979	1,705,266
LogMeIn, Inc.	24,115	2,179,755
Nutanix, Inc., Class A*	15,500	573,500
WebMD Health Corp.*	37,808	1,879,058
Wix.com Ltd.*	77,682	3,373,729
		11,390,286
Life sciences tools & services: 0.53%
Charles River Laboratories International, Inc.*	11,035	919,657

Machinery: 1.11%
Woodward, Inc.	30,572	1,910,139

Media: 2.73%
AMC Entertainment Holdings, Inc., Class A	80,759	2,510,797
IMAX Corp.*	75,210	2,178,834
		4,689,631
Multiline retail: 1.37%
Ollie’s Bargain Outlet Holdings, Inc.*,1	89,631	2,349,229

Oil, gas & consumable fuels: 3.12%
Callon Petroleum Co.*	170,751	2,680,791
Diamondback Energy, Inc.*	8,793	848,876
Matador Resources Co.*	75,567	1,839,301
		5,368,968
Paper & forest products: 1.34%
Boise Cascade Co.*	91,115	2,314,321

Personal products: 0.32%
elf Beauty, Inc.*,1	19,300	542,716

Pharmaceuticals: 2.36%
Horizon Pharma plc*	104,575	1,895,945
Intersect ENT, Inc.*	72,289	1,145,058
Pacira Pharmaceuticals, Inc.*	29,952	1,024,957
		4,065,960
Professional services: 2.38%
Kforce, Inc.	82,785	1,696,265
WageWorks, Inc.*	39,307	2,394,189
		4,090,454
Road & rail: 0.62%
Saia, Inc.*	35,712	1,069,932

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Semiconductors & semiconductor equipment: 5.87%
Cavium, Inc.*	39,763	$2,314,207
Integrated Device Technology, Inc.*	128,658	2,972,000
MACOM Technology Solutions Holdings, Inc., H Shares*	48,537	2,055,056
Semtech Corp.*	99,244	2,752,036
		10,093,299
Software: 14.48%
8x8, Inc.*	278,757	4,301,221
Callidus Software, Inc.*	116,412	2,136,160
CyberArk Software Ltd.*,1	47,722	2,365,580
Ellie Mae, Inc.*	23,310	2,454,543
Gigamon, Inc.*	66,365	3,636,802
Proofpoint, Inc.*	43,971	3,291,229
Rapid7, Inc.*	121,796	2,149,699
Synchronoss Technologies, Inc.*	57,597	2,371,845
Ultimate Software Group, Inc. (The)*	10,762	2,199,645
		24,906,724
Specialty retail: 4.32%
Burlington Stores, Inc.*	36,245	2,936,570
Children’s Place, Inc. (The)	28,565	2,281,487
Five Below, Inc.*	54,963	2,214,459
		7,432,516
Thrifts & mortgage finance: 0.96%
Essent Group Ltd.*	62,061	1,651,443
Total common stocks (cost $145,686,586)		167,776,207

Exchange traded fund: 1.32%
Capital markets: 1.32%
iShares Russell 2000 Growth ETF[1] (cost $2,269,883)	15,200	2,263,280

Short-term investment: 2.21%
Investment company: 2.21%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $3,806,689)	3,806,689	3,806,689

Investment of cash collateral from securities loaned: 7.14%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $12,283,019)	12,283,019	12,283,019
Total investments: 108.20% (cost $164,046,177)		186,129,195
Liabilities, in excess of cash and other assets: (8.20)%		(14,112,790)
Net assets:100.00%		$172,016,405

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,631,447
Gross unrealized depreciation	(6,548,429)
Net unrealized appreciation of investments	$22,083,018

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$167,776,207	$—	$—	$167,776,207
Exchange traded fund	2,263,280	—	—	2,263,280
Short-term investment	—	3,806,689	—	3,806,689
Investment of cash collateral from securities loaned	—	12,283,019	—	12,283,019
Total	$170,039,487	$16,089,708	$—	$186,129,195

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

UBS Core Plus Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Bonds
Corporate bonds
Air freight & logistics	0.08%
Automobiles	0.29
Banks	4.40
Beverages	0.46
Biotechnology	0.54
Building products	0.47
Capital markets	1.78
Chemicals	0.65
Commercial services & supplies	0.25
Communications equipment	0.21
Computers & peripherals	0.14
Consumer finance	1.15
Containers & packaging	0.30
Diversified financial services	0.52
Diversified telecommunication services	2.46
Electric utilities	1.74
Electrical equipment	0.16
Electronic equipment, instruments & components	0.23
Equity real estate investment trusts (REITs)	0.52
Food & staples retailing	0.29
Food products	0.15
Health care equipment & supplies	0.36
Health care providers & services	0.15
Hotels, restaurants & leisure	0.14
Household durables	0.40
Household products	0.16
Independent power and renewable electricity producers	0.36
Industrial conglomerates	0.38
Insurance	1.02
Internet & direct marketing retail	0.36
IT services	0.13
Machinery	0.22
Media	1.85
Metals & mining	0.58
Multiline retail	0.13
Multi-utilities	0.45
Oil, gas & consumable fuels	3.54
Paper & forest products	0.03
Pharmaceuticals	0.93
Real estate management & development	0.23
Road & rail	0.69
Semiconductors & semiconductor equipment	0.15
Software	0.54
Specialty retail	0.26
Technology hardware, storage & peripherals	0.51
Thrifts & mortgage finance	0.34
Tobacco	0.52
Trading companies & distributors	0.61
Wireless telecommunication services	0.41
Total corporate bonds	32.24%
Asset-backed securities	5.20
Collateralized mortgage obligations	2.87
Commercial mortgage-backed securities	4.11
Non-U.S. government obligations	3.18
Mortgage-backed securities	32.68
Municipal bonds	1.38
U.S. government agency obligation	0.20
U.S. treasury obligations	13.64
Total bonds	95.50%
Short-term investments	31.65
Options purchased	0.05
Investment of cash collateral from securities loaned	0.26%
Total investments	127.46%
Liabilities, in excess of cash and other assets	(27.46)
Net assets	100.00%

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds: 95.50%
Corporate bonds: 32.24%
Australia: 0.27%
Australia & New Zealand Banking Group Ltd.,
2.700%, due 11/16/20	$30,000	$31,066
BHP Billiton Finance USA Ltd.,
3.850%, due 09/30/23	30,000	32,858
Rio Tinto Finance USA Ltd.,
3.750%, due 06/15/25	35,000	37,676
Total Australia corporate bonds		101,600

Canada: 0.69%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	35,000	43,362
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	120,000	122,700
Petro-Canada,
6.050%, due 05/15/18	50,000	53,424
Rogers Communications, Inc.,
5.000%, due 03/15/44	40,000	46,558
Total Canada corporate bonds		266,044

Cayman Islands: 0.30%
Seagate HDD Cayman,
5.750%, due 12/01/34	40,000	33,300
Vale Overseas Ltd.,
4.375%, due 01/11/22[2]	55,000	54,059
XLIT Ltd.,
6.375%, due 11/15/24	21,000	25,036
Total Cayman Islands corporate bonds		112,395

Curacao: 0.27%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	70,000	70,086
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	34,000	36,154
Total Curacao corporate bonds		106,240

France: 0.23%
Total Capital International SA,
3.750%, due 04/10/24	80,000	88,262

Germany: 0.54%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	200,000	207,000

Ireland: 0.35%
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	90,000	97,441
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, due 09/23/21	40,000	40,111
Total Ireland corporate bonds		137,552

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Luxembourg: 0.19%
Actavis Funding SCS,
3.800%, due 03/15/25	$70,000	$74,125

Mexico: 0.62%
America Movil SAB de CV,
5.000%, due 03/30/20	100,000	109,910
Petroleos Mexicanos,
4.875%, due 01/24/22	125,000	127,187
Total Mexico corporate bonds		237,097

Netherlands: 0.49%
LYB International Finance BV,
4.875%, due 03/15/44	60,000	65,062
Shell International Finance BV,
2.250%, due 11/10/20	40,000	40,745
4.000%, due 05/10/46	30,000	30,773
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, due 10/01/26	50,000	50,389
Total Netherlands corporate bonds		186,969

Norway: 0.46%
Eksportfinans ASA,
5.500%, due 06/26/17	140,000	143,494
Statoil ASA,
4.800%, due 11/08/43	30,000	35,104
Total Norway corporate bonds		178,598

Singapore: 0.23%
Flex Ltd.,
5.000%, due 02/15/23	80,000	87,076

Spain: 0.40%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	150,000	153,535

United Kingdom: 0.93%
Aon plc,
3.500%, due 06/14/24	50,000	52,119
3.875%, due 12/15/25	50,000	53,421
BP Capital Markets plc,
1.676%, due 05/03/19	30,000	30,115
3.062%, due 03/17/22	70,000	73,325
3.506%, due 03/17/25	30,000	31,817
Lloyds Bank plc,
6.500%, due 09/14/20[1]	100,000	113,460
Total United Kingdom corporate bonds		354,257

United States: 25.74%
21st Century Fox America, Inc.,
4.950%, due 10/15/45	40,000	45,458

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
AbbVie, Inc.,
2.500%, due 05/14/20	$70,000	$71,458
3.200%, due 05/14/26	30,000	30,390
ADT Corp. (The),
3.500%, due 07/15/22	100,000	96,250
Alabama Power Co.,
6.000%, due 03/01/39	20,000	26,451
Ally Financial, Inc.,
6.250%, due 12/01/17	60,000	62,400
Altria Group, Inc.,
5.375%, due 01/31/44	65,000	82,305
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	60,000	64,638
Anheuser-Busch InBev Finance, Inc.,
4.700%, due 02/01/36	80,000	92,069
4.900%, due 02/01/46	50,000	59,967
Apache Corp.,
4.750%, due 04/15/43	20,000	20,565
Apple, Inc.,
3.850%, due 05/04/43	50,000	51,231
AT&T, Inc.,
2.800%, due 02/17/21	50,000	51,451
3.800%, due 03/15/22	140,000	149,965
4.350%, due 06/15/45	50,000	49,274
6.000%, due 08/15/40	40,000	48,022
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	40,000	41,691
Bank of America Corp.,
Series L, 2.650%, due 04/01/19	70,000	71,498
4.200%, due 08/26/24	120,000	126,893
6.110%, due 01/29/37	100,000	122,052
Barrick North America Finance LLC,
4.400%, due 05/30/21	20,000	21,910
BB&T Corp.,
2.625%, due 06/29/20	120,000	123,916
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	30,000	36,244
Biogen, Inc.,
4.050%, due 09/15/25	30,000	32,681
Boston Properties LP,
3.800%, due 02/01/24	110,000	117,649
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	120,000	149,594
Capital One Financial Corp.,
4.200%, due 10/29/25	70,000	73,073
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	39,000	41,438
CF Industries, Inc.,
3.450%, due 06/01/23	60,000	60,044
Charter Communications Operating LLC,
3.579%, due 07/23/20[1]	80,000	83,621

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Cisco Systems, Inc.,
5.900%, due 02/15/39	$60,000	$80,548
CIT Group, Inc.,
5.500%, due 02/15/19[1]	70,000	74,025
Citigroup, Inc.,
1.631%, due 07/30/18[3]	90,000	90,368
5.500%, due 09/13/25	220,000	251,036
CNA Financial Corp.,
4.500%, due 03/01/26	30,000	32,506
Comcast Corp.,
6.950%, due 08/15/37	60,000	87,646
ConocoPhillips Co.,
4.200%, due 03/15/21	40,000	43,259
5.950%, due 03/15/46	30,000	38,027
Consolidated Edison Co. of New York, Inc.,
Series 06-A, 5.850%, due 03/15/36	25,000	32,323
CVS Health Corp.,
5.125%, due 07/20/45	13,000	15,850
Devon Energy Corp.,
5.000%, due 06/15/45	30,000	29,252
Diamond 1 Finance Corp.,
4.420%, due 06/15/21[1]	50,000	52,260
DISH DBS Corp.,
7.875%, due 09/01/19	70,000	78,400
Dollar General Corp.,
3.250%, due 04/15/23	50,000	51,637
Dominion Resources, Inc.,
2.962%, due 07/01/19[4]	20,000	20,527
DR Horton, Inc.,
4.000%, due 02/15/20	70,000	73,763
DTE Electric Co.,
3.700%, due 03/15/45	25,000	26,499
Duke Energy Indiana LLC,
6.350%, due 08/15/38	20,000	28,026
Duke Energy Progress LLC,
3.000%, due 09/15/21	160,000	169,285
Eaton Corp.,
2.750%, due 11/02/22	60,000	62,011
Edison International,
2.950%, due 03/15/23	40,000	41,320
Energy Transfer Partners LP,
9.000%, due 04/15/19	130,000	148,431
Enterprise Products Operating LLC,
2.850%, due 04/15/21	30,000	30,891
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	80,000	81,813
ERP Operating LP,
4.750%, due 07/15/20	35,000	38,404
Exelon Corp.,
3.400%, due 04/15/26	70,000	72,680
Exelon Generation Co. LLC,
2.950%, due 01/15/20	135,000	139,131
Exxon Mobil Corp.,
4.114%, due 03/01/46	20,000	22,264
FedEx Corp.,
3.875%, due 08/01/42	30,000	30,369

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Florida Power & Light Co.,
5.950%, due 02/01/38	$40,000	$55,051
Ford Motor Co.,
7.450%, due 07/16/31	30,000	39,711
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	125,000	147,632
Frontier Communications Corp.,
8.500%, due 04/15/20	80,000	86,500
General Electric Co.,
4.650%, due 10/17/21	55,000	62,667
6.750%, due 03/15/32	60,000	84,459
General Motors Co.,
6.600%, due 04/01/36	60,000	72,319
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	40,000	40,771
3.700%, due 11/24/20	40,000	41,628
Georgia-Pacific LLC,
8.000%, due 01/15/24	10,000	13,264
Gilead Sciences, Inc.,
4.750%, due 03/01/46	60,000	66,984
Goldman Sachs Group, Inc. (The),
1.917%, due 11/15/18[3]	130,000	131,049
2.875%, due 02/25/21	110,000	112,828
5.150%, due 05/22/45	55,000	60,122
5.750%, due 01/24/22	20,000	23,217
Hartford Financial Services Group, Inc. (The),
5.950%, due 10/15/36	80,000	95,636
Home Depot, Inc. (The),
3.350%, due 09/15/25	60,000	65,068
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	40,000	43,730
Indiana Michigan Power Co.,
Series K, 4.550%, due 03/15/46	35,000	39,494
International Business Machines Corp.,
2.250%, due 02/19/21	50,000	51,456
International Lease Finance Corp.,
5.875%, due 08/15/22	120,000	133,050
7.125%, due 09/01/18[1]	90,000	98,213
International Paper Co.,
3.800%, due 01/15/26	30,000	31,896
John Deere Capital Corp.,
2.450%, due 09/11/20	30,000	30,907
JPMorgan Chase & Co.,
3.875%, due 09/10/24	170,000	179,067
4.625%, due 05/10/21	90,000	99,676
Kimberly-Clark Corp.,
3.200%, due 07/30/46	30,000	29,582
3.625%, due 08/01/20	30,000	32,493

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	$80,000	$87,297
6.500%, due 09/01/39	45,000	48,542
Kinder Morgan, Inc.,
0.000%, due 06/01/45	30,000	30,845
Kraft Heinz Foods Co.,
5.200%, due 07/15/45	50,000	59,276
Kroger Co. (The),
3.850%, due 08/01/23	90,000	97,591
Lennar Corp.,
4.750%, due 05/30/25	80,000	81,600
Level 3 Financing, Inc.,
5.375%, due 08/15/22	80,000	83,600
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	30,000	34,833
Masco Corp.,
3.500%, due 04/01/21	40,000	41,400
4.450%, due 04/01/25	40,000	42,500
McDonald’s Corp.,
2.100%, due 12/07/18	30,000	30,457
4.875%, due 12/09/45	20,000	23,270
Medtronic, Inc.,
4.375%, due 03/15/35	66,000	74,940
MetLife, Inc.,
4.125%, due 08/13/42	20,000	19,951
Microsoft Corp.,
2.375%, due 02/12/22	50,000	51,465
4.450%, due 11/03/45	50,000	56,981
Morgan Stanley,
4.350%, due 09/08/26	100,000	106,819
4.875%, due 11/01/22	60,000	66,184
Series J, 5.550%, due 07/15/20[3,5]	70,000	71,487
5.625%, due 09/23/19	100,000	110,738
National Rural Utilities Cooperative Finance Corp.,
2.300%, due 11/01/20	30,000	30,699
NBCUniversal Media LLC,
4.375%, due 04/01/21	30,000	33,383
NCR Corp.,
5.000%, due 07/15/22	110,000	112,475
Netflix, Inc.,
5.500%, due 02/15/22	70,000	75,338
Northern States Power Co.,
3.600%, due 05/15/46	30,000	31,487
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45[1]	20,000	20,950
Oracle Corp.,
2.500%, due 05/15/22	50,000	51,328
5.375%, due 07/15/40	40,000	49,278
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	30,000	31,266
5.800%, due 03/01/37	25,000	32,951
PacifiCorp,
6.000%, due 01/15/39	40,000	54,599
PepsiCo, Inc.,
4.875%, due 11/01/40	20,000	24,377

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Pfizer, Inc.,
7.200%, due 03/15/39	$60,000	$92,096
Philip Morris International, Inc.,
2.900%, due 11/15/21	60,000	62,976
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	106,035
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	130,000	129,025
QVC, Inc.,
4.450%, due 02/15/25	60,000	59,421
Realogy Group LLC,
5.250%, due 12/01/21[1]	85,000	89,436
Reynolds American, Inc.,
5.700%, due 08/15/35	45,000	55,723
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	80,000	82,500
Sempra Energy,
9.800%, due 02/15/19	75,000	88,783
Sprint Capital Corp.,
6.900%, due 05/01/19	70,000	72,450
SunTrust Bank,
7.250%, due 03/15/18	100,000	107,805
SunTrust Banks, Inc.,
2.900%, due 03/03/21	80,000	83,255
Synchrony Financial,
4.500%, due 07/23/25	40,000	42,293
TCI Communications, Inc.,
7.875%, due 02/15/26	50,000	71,098
Texas Instruments, Inc.,
1.650%, due 08/03/19	20,000	20,243
1.850%, due 05/15/22[2]	40,000	40,130
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	35,000	45,479
Time Warner, Inc.,
2.950%, due 07/15/26	60,000	60,753
Union Pacific Corp.,
4.050%, due 11/15/45	30,000	32,944
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	50,000	58,180
USG Corp.,
5.875%, due 11/01/21[1]	50,000	52,313
6.300%, due 11/15/16	40,000	40,229
Valero Energy Corp.,
6.625%, due 06/15/37	50,000	58,694
Verizon Communications, Inc.,
2.606%, due 09/14/18[3]	50,000	51,313
4.522%, due 09/15/48	97,000	102,834
Virginia Electric & Power Co.,
3.450%, due 09/01/22	40,000	43,102
Walt Disney Co. (The),
2.150%, due 09/17/20	30,000	30,913
4.125%, due 06/01/44	30,000	33,937
Wells Fargo & Co.,
5.375%, due 11/02/43	55,000	64,002
Williams Partners LP,
4.300%, due 03/04/24	50,000	51,157

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Windstream Services LLC,
7.750%, due 10/15/20	$90,000	$91,800
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	60,000	61,599
Total United States corporate bonds		9,865,644

Virgin Islands, British: 0.53%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	200,000	203,078
Total corporate bonds (cost $11,910,238)		12,359,472

Asset-backed securities: 5.20%
United States: 5.20%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	125,000	126,618
Series 2016-3, Class D,
2.710%, due 09/08/22	175,000	175,992
Capital Auto Receivables Asset Trust,
Series 2013-4, Class C,
2.670%, due 02/20/19	325,000	328,473
Series 2016-2, Class D,
3.160%, due 11/20/23	150,000	152,492
Series 2016-1, Class D,
4.030%, due 08/21/23	280,000	291,398
Drive Auto Receivables Trust,
Series 2016-BA, Class A2,
1.380%, due 08/15/18[1]	104,647	104,689
Series 2016-BA, Class C,
3.190%, due 07/15/22[1]	75,000	76,334
Series 2015-BA, Class D,
3.840%, due 07/15/21[1]	200,000	202,810
Series 2015-CA, Class D,
4.200%, due 09/15/21[1]	200,000	204,509
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	125,000	129,381
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	175,000	175,644
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[4]	38,076	21,614
Total asset-backed securities (cost $1,971,474)		1,989,954

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Collateralized mortgage obligations: 2.87%
United States: 2.87%
FREMF Mortgage Trust,
Series 2015-K45, Class B,
3.714%, due 04/25/48[1,3]	$350,000	$346,449
Series 2015-K48, Class B,
3.760%, due 08/25/48[1,3]	150,000	147,907
Series 2015-K49, Class B,
3.848%, due 10/25/48[1,3]	105,000	103,969
Series 2015-K50, Class B,
3.908%, due 10/25/48[1,3]	350,000	348,081
Series 2016-K55, Class B,
4.294%, due 04/25/49[1,3]	150,000	152,984
Total collateralized mortgage obligations (cost $1,093,586)		1,099,390

Commercial mortgage-backed securities: 4.11%
United States: 4.11%
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA,
3.524%, due 12/15/27[1,3]	93,557	92,560
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C,
2.274%, due 03/15/17[3]	125,000	123,933
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B,
3.531%, due 02/10/28[1,3]	200,000	204,306
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	68,314	69,094
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX,
3.495%, due 12/15/34[1,3]	150,000	152,745
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.424%, due 07/15/31[1,3]	175,000	169,867
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4,
2.822%, due 08/15/49	150,000	153,828

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
Series 2014-CBM, Class D,
3.024%, due 10/15/29[1,3]	$125,000	$121,998
Series 2016-JP3, Class B,
3.397%, due 08/15/49[3]	100,000	102,771
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	50,000	54,739
Series 2013-C10, Class C,
4.219%, due 07/15/46[3]	100,000	105,608
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
3.024%, due 11/15/27[1,3]	150,000	147,398
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D,
3.095%, due 11/15/29[1,3]	80,343	78,745
Total commercial mortgage-backed securities (cost $1,572,802)		1,577,592

Non-U.S. government obligations: 3.18%
Brazil: 0.58%
Federative Republic of Brazil,
6.000%, due 04/07/26	200,000	222,000

Chile: 0.28%
Republic of Chile,
3.250%, due 09/14/21	100,000	107,500

Colombia: 0.19%
Republic of Colombia,
8.125%, due 05/21/24	55,000	72,738

Germany: 0.13%
KFW,
3.044%, due 04/18/36[6]	80,000	49,090

Indonesia: 0.29%
Republic of Indonesia,
5.875%, due 03/13/20[1]	100,000	111,681

Israel: 0.46%
Israel Government AID Bond,
5.500%, due 09/18/33	125,000	176,060

Mexico: 0.47%
United Mexican States,
4.000%, due 10/02/23	150,000	160,425
6.750%, due 09/27/34	15,000	19,838
		180,263
Peru: 0.48%
Republic of Peru,
4.125%, due 08/25/27	40,000	45,700
7.350%, due 07/21/25	100,000	138,500
		184,200

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Non-U.S. government obligations—(Concluded)
Poland: 0.07%
Republic of Poland,
5.000%, due 03/23/22	$25,000	$28,500

Turkey: 0.23%
Republic of Turkey,
4.875%, due 10/09/26	85,000	86,913
Total Non-U.S. government obligations (cost $1,158,738)		1,218,945

Mortgage-backed securities: 32.68%
United States: 32.68%
FHLMC,
3.000%, TBA	600,000	623,615
3.500%, TBA	1,400,000	1,477,055
4.000%, TBA	1,750,000	1,877,217
#A96140 4.000%, due 01/01/41	65,875	70,965
4.500%, TBA	250,000	273,750
#C63008 6.000%, due 01/01/32	37,143	42,413
#G01717 6.500%, due 11/01/29	30,150	35,079
FNMA,
3.000%, TBA	3,475,000	3,612,914
#AS0302 3.000%, due 08/01/43	21,284	22,178
#AV3735 3.000%, due 08/01/43	80,875	84,275
#AV1735 3.000%, due 11/01/43	66,121	68,897
3.500%, TBA	25,000	26,383
4.000%, TBA	1,575,000	1,691,587
#AH4568 4.000%, due 03/01/41	86,398	93,052
#AS5669 4.000%, due 08/01/45	188,230	205,835
4.500%, TBA	525,000	574,977
#AE0106 4.500%, due 06/01/40	737	809
#890209 5.000%, due 05/01/40	106,142	118,012
#688066 5.500%, due 03/01/33	62,498	71,499
#688314 5.500%, due 03/01/33	60,222	69,090
#802481 5.500%, due 11/01/34	108,089	122,975
#408267 6.000%, due 03/01/28	10,408	12,132
#323715 6.000%, due 05/01/29	5,539	6,410
#676733 6.000%, due 01/01/33	44,000	51,387
#831730 6.500%, due 09/01/36	46,525	54,693
GNMA,
3.000%, TBA	125,000	130,967
#MA3873 3.000%, due 08/20/46	374,083	392,460
3.500%, TBA	450,000	477,984
#AB2784 3.500%, due 08/20/42	65,919	71,022
#779425 4.000%, due 06/20/42	66,596	72,731

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Mortgage-backed securities—(Concluded)
United States—(Concluded)
#002687 6.000%, due 12/20/28	$11,779	$13,586
#002794 6.000%, due 08/20/29	39,427	45,458
#004245 6.000%, due 09/20/38	25,553	29,280
Total mortgage-backed securities (cost $12,400,573)		12,520,687

Municipal bonds: 1.38%
Los Angeles Unified School District,
6.758%, due 07/01/34	70,000	101,623
Metropolitan Transportation Authority Revenue Bonds,
Series A, Class A,
6.668%, due 11/15/39	30,000	43,061
State of California, GO Bonds,
7.300%, due 10/01/39	125,000	190,519
State of Illinois, GO Bonds,
5.877%, due 03/01/19	180,000	194,490
Total municipal bonds (cost $440,738)		529,693

U.S. government agency obligation: 0.20%
United States: 0.20%
Tennessee Valley Authority,
2.875%, due 09/15/24 (cost $69,258)	70,000	75,760

U.S. treasury obligations: 13.64%
United States: 13.64%
U.S. Treasury Bonds,
2.500%, due 02/15/46	370,000	383,673
2.500%, due 05/15/46	540,000	560,714
2.750%, due 11/15/42	400,000	436,719
2.875%, due 08/15/45	40,000	44,692
3.125%, due 08/15/44	475,000	556,121
3.750%, due 11/15/43	100,000	130,523
U.S. Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/26	210,000	223,982
U.S. Treasury Notes,
0.750%, due 07/15/19[2]	400,000	398,656
1.000%, due 08/15/18[2]	500,000	502,109
1.250%, due 03/31/21	300,000	301,570
1.375%, due 08/31/23	825,000	822,712
1.500%, due 08/15/26[2]	875,000	867,105
Total U.S. treasury obligations (cost $5,127,264)		5,228,576
Total bonds (cost $48,010,541)		48,845,267

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Short-term investments: 31.65%
Investment company: 29.63%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $11,354,715)	11,354,715	$11,354,715

U.S. treasury obligation: 2.02%
U.S. Treasury Bill,
0.130%, due 11/17/16[6] (cost $774,869)	775,000	774,866
Total short-term investments (cost $12,129,584)		12,129,581

Face amount covered by contracts
Options purchased: 0.05%
Foreign exchange put options: 0.02%
Foreign Exchange Option, Buy USD/INR, strike@ INR 67.82, expires November 2016, counterparty: MLI	$385,000	6,411

	Notional Amount
Swaptions: 0.03%[7]
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	$750,000	2,501
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	4,000,000	3,927
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	1,500,000	5,003
		11,431
Total options purchased (cost $38,511)		17,842

	Shares
Investment of cash collateral from securities loaned: 0.26%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $97,775)	97,775	97,775
Total investments: 127.46% (cost $48,010,541)		48,845,267
Liabilities, in excess of cash and other assets: (27.46%)		(10,523,315)
Net assets: 100.00%		$38,321,952

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$927,974
Gross unrealized depreciation	(93,248)
Net unrealized appreciation of investments	$834,726

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CAD	765,000	USD	579,405	10/24/16	$(3,791)
JPMCB	EUR	340,000	USD	382,671	10/24/16	368
JPMCB	GBP	540,000	USD	712,736	10/24/16	12,514
Net unrealized appreciation on forward foreign currency contracts						$9,091

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures buy contracts:
US Long Bond, 1 contract (USD)	December 2016	$170,814	$168,156	$(2,658)
US Ultra Bond, 1 contract (USD)	December 2016	187,439	183,875	(3,564)
2 Year US Treasury Notes, 10 contracts (USD)	December 2016	2,184,959	2,184,688	(271)
10 Year US Treasury Notes, 14 contracts (USD)	December 2016	1,837,410	1,835,750	(1,660)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 20 contracts (USD)	December 2016	(2,427,065)	(2,430,313)	(3,248)
Interest rate futures sell contracts:
Euro-Bobl, 1 contract (EUR)	December 2016	(147,844)	(148,383)	(539)
Net unrealized depreciation on futures contracts				$(11,940)

Credit default swap agreements on credit indices-sell protection8

Counterparty	Referenced obligation	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments received	Value	Unrealized appreciation	Credit spread[10]
MSC	CMBX.NA.AA. Series 9 Index	USD	375,000	09/17/58	1.500%	$26,717	$(20,782)	$5,935	2.282%

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Value	Unrealized depreciation
USD	550,000	05/31/23	1.329%	3 month USD LIBOR	$(1,810)	$(1,810)

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Options written

	Expiration date	Premiums received	Value
Foreign exchange put options
Foreign Exchange Option, Sell USD/CAD, Notional Amount USD 700,000, strike @ CAD 1.33, counterparty: MLI	November 2016	$12,093	$(14,484)
Foreign Exchange Option, Sell USD/EUR, Notional Amount USD 800,000, strike @ EUR 0.87, counterparty: CITI	December 2016	8,089	(6,805)
Foreign Exchange Option, Sell USD/GBP, Notional Amount USD 750,000, strike @ GBP 0.76, counterparty: CITI	November 2016	12,240	(6,688)
Swaptions[7]
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 1,500,000	December 2016	9,300	(4,516)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 750,000	October 2016	3,450	(8,146)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: MLI, Notional Amount USD 1,000,000	October 2016	4,200	(4,147)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 4,000,000	December 2016	6,000	(2,433)
Total options written		$55,372	$(47,219)

Options written activity for the period  ended September 30, 2016 was as follows:

	Number of contracts	Premiums received
Call options outstanding at June 30, 2016	38	$10,317
Call options terminated in closing purchase transactions	(38)	(10,317)
Call options expired prior to exercise	—	—
Call options outstanding at September 30, 2016	—	$—

Premiums received
Swaptions & foreign exchange options outstanding at June 30, 2016	$56,017
Swaptions & foreign exchange options written	71,676
Swaptions & foreign exchange options terminated in closing purchase transactions	(72,321)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at September 30, 2016	$55,372

UBS Core Plus Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$12,359,472	$—	$12,359,472
Asset-backed securities	—	1,989,954	—	1,989,954
Collateralized mortgage obligations	—	1,099,390	—	1,099,390
Commercial mortgage-backed securities	—	1,577,592	—	1,577,592
Non-U.S. government obligations	—	1,218,945	—	1,218,945
Mortgage-backed securities	—	12,520,687	—	12,520,687
Municipal bonds	—	529,693	—	529,693
U.S. government agency obligation	—	75,760	—	75,760
U.S. treasury obligations	—	5,228,576	—	5,228,576
Short-term investment	—	12,129,581	—	12,129,581
Options purchased	—	17,842	—	17,842
Investment of cash collateral from securities loaned	—	97,775	—	97,775
Forward foreign currency contracts	—	12,882	—	12,882
Total	$—	$48,858,149	$—	$48,858,149

Liabilities
Forward foreign currency contracts	$—	$(3,791)	$—	$(3,791)
Futures contracts	(11,940)	—	—	(11,940)
Swap agreements, at value	—	(22,592)	—	(22,592)
Options written	—	(47,219)	—	(47,219)
Total	$(11,940)	$(73,602)	$—	$(85,542)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                 Security, or portion thereof, was on loan at the period end.

3                 Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

4                 Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

5                 Perpetual investment. Date shown reflects the next call date.

6                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

7                 Illiquid investment at the period end.

8                 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

9                 Payments made or received are based on the notional amount.

10          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the currentstatus of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required tobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greaterlikelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as”Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Total Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Bonds
Corporate bonds
Automobiles	0.95%
Banks	7.38
Beverages	0.55
Biotechnology	0.57
Building products	0.50
Capital markets	1.56
Chemicals	1.56
Commercial services & supplies	0.66
Communications equipment	0.81
Consumer finance	1.81
Containers & packaging	0.38
Diversified financial services	2.37
Diversified telecommunication services	3.28
Electric utilities	2.68
Electrical equipment	0.31
Equity real estate investment trusts (REITs)	0.32
Food & staples retailing	0.32
Health care providers & services	0.18
Household durables	1.17
Household products	0.17
Industrial conglomerates	0.58
Insurance	1.55
Internet & direct marketing retail	0.40
Life sciences tools & services	0.23
Machinery	0.23
Media	1.98
Metals & mining	0.17
Oil, gas & consumable fuels	3.63
Paper & forest products	0.31
Pharmaceuticals	0.92
Real estate management & development	0.41
Road & rail	0.59
Semiconductors & semiconductor equipment	0.34
Software	0.40
Specialty retail	0.15
Technology hardware, storage & peripherals	1.09
Thrifts & mortgage finance	0.56
Tobacco	0.37
Trading companies & distributors	1.40
Wireless telecommunication services	0.29
Total corporate bonds	43.13%
Asset-backed securities	6.96
Collateralized mortgage obligations	4.15
Commercial mortgage-backed securities	4.28
Non-U.S. government obligations	3.28
Mortgage-backed securities	30.69
Municipal bonds	2.25
U.S. treasury obligations	3.72
Total bonds	98.46%
Preferred stock	0.17
Short-term investment	18.99
Options purchased	0.11
Total investments	117.73%
Liabilities, in excess of cash and other assets	(17.73)
Net assets	100.00%

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds: 98.46%
Corporate bonds: 43.13%
Brazil: 0.85%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$555,000	$548,828

Canada: 0.86%
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	360,000	368,100
Rogers Communications, Inc.,
5.000%, due 03/15/44	160,000	186,232
Total Canada corporate bonds		554,332

Cayman Islands: 0.82%
Seagate HDD Cayman,
5.750%, due 12/01/34	350,000	291,375
XLIT Ltd.,
6.375%, due 11/15/24	200,000	238,434
Total Cayman Islands corporate bonds		529,809

Curacao: 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	57,000	60,611

Germany: 0.49%
Unitymedia GmbH,
6.125%, due 01/15/25[1]	300,000	314,625

Ireland: 0.16%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, due 09/23/21	100,000	100,277

Luxembourg: 0.72%
Actavis Funding SCS,
3.800%, due 03/15/25	200,000	211,787
INEOS Group Holdings SA,
5.875%, due 02/15/19[1]	250,000	255,000
Total Luxembourg corporate bonds		466,787

Malaysia: 0.68%
SSG Resources Ltd.,
4.250%, due 10/04/22[2]	410,000	439,100

Mexico: 0.51%
Petroleos Mexicanos,
3.500%, due 01/30/23	350,000	329,613

Netherlands: 1.90%
EDP Finance BV,
4.900%, due 10/01/19[1]	475,000	504,835
6.000%, due 02/02/18[1]	350,000	365,876
LYB International Finance BV,
4.875%, due 03/15/44	120,000	130,124

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, due 10/01/26	$220,000	$221,709
Total Netherlands corporate bonds		1,222,544

Norway: 0.80%
Eksportfinans ASA,
5.500%, due 06/26/17	500,000	512,480

United Kingdom: 1.81%
Aon plc,
3.875%, due 12/15/25	220,000	235,051
HSBC Holdings plc,
3.400%, due 03/08/21	460,000	475,792
Lloyds Banking Group plc,
4.582%, due 12/10/25[1]	200,000	205,001
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	250,000	246,747
Total United Kingdom corporate bonds		1,162,591

United States: 33.44%
21st Century Fox America, Inc.,
7.750%, due 12/01/45	50,000	73,847
AbbVie, Inc.,
2.500%, due 05/14/20	200,000	204,165
ADT Corp. (The),
3.500%, due 07/15/22	440,000	423,500
AEP Texas Central Co.,
Series E,
6.650%, due 02/15/33	195,000	250,709
Alabama Power Co.,
6.000%, due 03/01/39	175,000	231,445
Ally Financial, Inc.,
6.250%, due 12/01/17	250,000	260,000
Anadarko Petroleum Corp.,
5.550%, due 03/15/26	150,000	170,409
Anheuser-Busch InBev Finance, Inc.,
4.900%, due 02/01/46	295,000	353,808
AT&T, Inc.,
3.800%, due 03/15/22	690,000	739,112
4.350%, due 06/15/45	230,000	226,661
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	216,162
Bank of America Corp.,
4.200%, due 08/26/24	300,000	317,233
6.110%, due 01/29/37	225,000	274,617
Biogen, Inc.,
4.050%, due 09/15/25	150,000	163,406
Boston Properties LP,
2.750%, due 10/01/26	210,000	205,800

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	$200,000	$249,324
CalAtlantic Group, Inc.,
6.250%, due 12/15/21	160,000	175,800
Capital One Financial Corp.,
4.200%, due 10/29/25	240,000	250,536
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	138,000	146,625
CF Industries, Inc.,
3.450%, due 06/01/23	250,000	250,182
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.484%, due 10/23/45[1]	80,000	96,959
Cisco Systems, Inc.,
5.900%, due 02/15/39	130,000	174,521
CIT Group, Inc.,
5.500%, due 02/15/19[1]	150,000	158,625
Citigroup, Inc.,
5.500%, due 09/13/25	600,000	684,644
Series M,
6.300%, due 05/15/24[3,4]	200,000	205,000
Comcast Corp.,
6.950%, due 08/15/37	130,000	189,901
ConocoPhillips Co.,
4.200%, due 03/15/21	130,000	140,593
Devon Energy Corp.,
5.000%, due 06/15/45	110,000	107,259
DISH DBS Corp.,
7.875%, due 09/01/19	150,000	168,000
DR Horton, Inc.,
4.000%, due 02/15/20	227,000	239,201
Eaton Corp.,
2.750%, due 11/02/22	190,000	196,367
Enterprise Products Operating LLC,
2.850%, due 04/15/21	105,000	108,120
Exelon Corp.,
3.400%, due 04/15/26	550,000	571,057
Ford Motor Co.,
7.450%, due 07/16/31	300,000	397,110
Frontier Communications Corp.,
8.500%, due 04/15/20	350,000	378,438
General Electric Co.,
Series D,
5.000%, due 01/21/21[3,4]	349,000	371,127
General Motors Co.,
6.600%, due 04/01/36	180,000	216,958

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Motors Financial Co., Inc.,
3.000%, due 09/25/17	$500,000	$506,376
Georgia-Pacific LLC,
8.000%, due 01/15/24	150,000	198,958
Goldman Sachs Group, Inc. (The),
5.750%, due 01/24/22	455,000	528,191
6.750%, due 10/01/37	70,000	89,301
Home Depot, Inc. (The),
2.125%, due 09/15/26	100,000	98,365
International Lease Finance Corp.,
5.875%, due 08/15/22	420,000	465,675
7.125%, due 09/01/18[1]	400,000	436,500
JPMorgan Chase & Co.,
4.625%, due 05/10/21	350,000	387,628
Series 1,
7.900%, due 04/30/18[3,4]	200,000	205,500
Kimberly-Clark Corp.,
3.200%, due 07/30/46	110,000	108,468
Kinder Morgan, Inc.,
5.550%, due 06/01/45	40,000	41,126
6.500%, due 09/15/20	100,000	111,874
7.250%, due 06/01/18	300,000	323,920
Kroger Co. (The),
6.900%, due 04/15/38	150,000	208,980
Lennar Corp.,
4.750%, due 05/30/25	330,000	336,600
Level 3 Financing, Inc.,
5.375%, due 08/15/22	240,000	250,800
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	400,000	432,920
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	150,967
MetLife, Inc.,
6.400%, due 12/15/36	85,000	94,084
Microsoft Corp.,
2.375%, due 02/12/22	250,000	257,324
Morgan Stanley,
4.875%, due 11/01/22	350,000	386,071
Motorola Solutions, Inc.,
3.500%, due 03/01/23	350,000	349,273
NCR Corp.,
5.000%, due 07/15/22	400,000	409,000
Netflix, Inc.,
5.500%, due 02/15/22	240,000	258,300
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45[1]	100,000	104,752
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	350,000	364,772
PacifiCorp,
6.000%, due 01/15/39	150,000	204,746
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	360,000	357,300

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Realogy Group LLC,
5.250%, due 12/01/21[1]	$250,000	$263,046
Regency Energy Partners LP,
5.500%, due 04/15/23	500,000	516,294
Reynolds American, Inc.,
7.250%, due 06/15/37	175,000	240,161
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	240,000	247,500
Southern Copper Corp.,
6.750%, due 04/16/40	100,000	109,550
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	188,250
SunTrust Bank,
7.250%, due 03/15/18	495,000	533,634
Synchrony Financial,
4.500%, due 07/23/25	140,000	148,027
Texas Instruments, Inc.,
1.850%, due 05/15/22	220,000	220,715
Time Warner Cable, Inc.,
8.750%, due 02/14/19	210,000	242,170
Time Warner, Inc.,
2.950%, due 07/15/26	190,000	192,384
Union Pacific Corp.,
4.050%, due 11/15/45	120,000	131,774
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	100,000	116,360
USG Corp.,
5.875%, due 11/01/21[1]	310,000	324,337
Valero Energy Corp.,
7.500%, due 04/15/32	265,000	329,269
Williams Partners LP,
6.300%, due 04/15/40	145,000	159,699
Windstream Services LLC,
7.750%, due 10/15/20	320,000	326,400
Total United States corporate bonds		21,544,562
Total corporate bonds (cost $27,026,715)		27,786,159

Asset-backed securities: 6.96%
United States: 6.96%
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class D,
2.710%, due 09/08/22	600,000	603,402
Capital Auto Receivables Asset Trust,
Series 2016-2, Class D,
3.160%, due 11/20/23	475,000	482,892
Series 2016-1, Class D,
4.030%, due 08/21/23	975,000	1,014,689

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
Drive Auto Receivables Trust,
Series 2016-AA, Class B,
3.170%, due 05/15/20[1]	$585,000	$593,175
Series 2015-DA, Class C,
3.380%, due 11/15/21[1]	975,000	992,887
Santander Drive Auto Receivables Trust,
Series 2012-3, Class E,
5.130%, due 06/17/19	790,000	796,144
Total asset-backed securities (cost $4,453,334)		4,483,189

Collateralized mortgage obligations: 4.15%
United States: 4.15%
FREMF Mortgage Trust,
Series 2015-K45,
3.714%, due 04/25/48[1,3]	600,000	593,912
Series 2016-K55,
4.294%, due 04/25/49[1,3]	525,000	535,444
Series 2015-K49,
3.848%, due 10/25/48[1,3]	355,000	351,516
Series 2015-K48,
3.760%, due 08/25/48[1,3]	500,000	493,023
Series 2015-K50,
3.908%, due 10/25/48[1,3]	700,000	696,162
Total collateralized mortgage obligations (cost $2,639,003)		2,670,057

Commercial mortgage-backed securities: 4.28%
United States: 4.28%
BXHTL Mortgage Trust,
Series 2015-JWRZ,
4.213%, due 05/15/29[1,3]	500,000	489,031
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14,
4.751%, due 02/10/47[3]	250,000	270,188
Commercial Mortgage Securities Trust,
Series 2015-CSMO,
4.474%, due 01/15/32[1,3]	325,000	324,034
GS Mortgage Securities Trust,
Series 2014-GSFL,
4.424%, due 07/15/31[1,3]	500,000	485,334

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17,
4.464%, due 08/15/47[3]	$500,000	$548,529
Starwood Retail Property Trust,
Series 2014-STAR,
3.024%, due 11/15/27[1,3]	125,000	122,832
VNDO Mortgage Trust,
Series 2013-PENN,
4.079%, due 12/13/29[1,3]	500,000	514,785
Total commercial mortgage-backed securities (cost $2,745,091)		2,754,733

Non-U.S. government obligations: 3.28%
Brazil: 0.47%
Federative Republic of Brazil,
6.000%, due 04/07/26	275,000	305,250

Chile: 0.33%
Republic of Chile,
3.250%, due 09/14/21	200,000	215,000

Colombia: 0.31%
Republic of Colombia,
8.125%, due 05/21/24	150,000	198,375

Indonesia: 0.24%
Republic of Indonesia,
5.875%, due 03/13/20[1]	140,000	156,353

Mexico: 0.77%
United Mexican States,
4.000%, due 10/02/23	400,000	427,800
6.750%, due 09/27/34	50,000	66,125
		493,925
Peru: 0.70%
Republic of Peru,
7.350%, due 07/21/25	325,000	450,125

Turkey: 0.46%
Republic of Turkey,
4.875%, due 10/09/26	290,000	296,525
Total Non-U.S. government obligations (cost $2,073,498)		2,115,553

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Mortgage-backed securities: 30.69%
United States: 30.69%
FHLMC,
3.000%, TBA	$1,600,000	$1,662,972
#Q43252 3.000%, due 09/01/46	3,575,000	3,719,121
#G08702 3.500%, due 04/01/46	3,717,516	3,925,096
4.000%, TBA	1,725,000	1,850,399
4.500%, TBA	925,000	1,012,875
#E01127 6.500%, due 02/01/17	946	953
FNMA,
3.000%, TBA	625,000	649,805
4.000%, TBA	3,525,000	3,785,932
#AE1568 4.000%, due 09/01/40	240,607	259,129
#688066 5.500%, due 03/01/33	49,998	57,199
#793666 5.500%, due 09/01/34	228,977	260,419
#802481 5.500%, due 11/01/34	41,572	47,298
#596124 6.000%, due 11/01/28	52,603	61,034
GNMA,
3.000%, TBA	2,350,000	2,462,176
#781029 6.500%, due 05/15/29	15,258	18,145
Total mortgage-backed securities (cost $19,654,754)		19,772,553

Municipal bonds: 2.25%
State of California, GO Bonds,
7.300%, due 10/01/39	325,000	495,349
State of Illinois, GO Bonds,
5.877%, due 03/01/19	885,000	956,242
Total municipal bonds (cost $1,401,960)		1,451,591

U.S. treasury obligations: 3.72%
United States: 3.72%
U.S. Treasury Bonds,
2.500%, due 05/15/46	575,000	597,056
2.875%, due 08/15/45	1,225,000	1,368,699
U.S. Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/26	405,000	431,965
Total U.S. treasury obligations (cost $2,187,383)		2,397,720
Total bonds (cost $62,181,738)		63,431,555

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Preferred stock: 0.17%
United States: 0.17%
JPMorgan Chase & Co., 5.450%, due 03/01/18[4] (cost $102,000)	4,000	$106,760

Short-term investment: 18.99%
Investment company: 18.99%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $12,235,585)	12,235,585	12,235,585

	Face amount covered by contracts
Options purchased: 0.11%
Foreign exchange put options: 0.04%
Foreign Exchange Option, Buy USD/INR, strike @ INR 67.8200, expires November 2016 counterparty: BOA (Cost $17,370)	1,270,000	21,150

	Notional Amount
Swaptions: 0.07%[5]
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	$4,250,000	14,174
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: BOA	4,500,000	3,541
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	5,000,000	16,675
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	12,750,000	12,516
		46,906
Total options purchased (cost $160,765)		68,056
Total investments: 117.73% (cost $74,680,088)		75,841,956
Liabilities, in excess of cash and other assets: (17.73%)		(11,422,439)
Net assets: 100.00%		$64,419,517

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,490,560
Gross unrealized depreciation	(328,692)
Net unrealized appreciation of investments	$1,161,868

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CAD	1,920,000	USD	1,454,192	10/24/16	$(9,514)
JPMCB	EUR	1,520,000	USD	1,710,763	10/24/16	1,646
JPMCB	GBP	1,420,000	USD	1,874,231	10/24/16	32,907
JPMCB	USD	377,828	CAD	500,000	10/24/16	3,345
JPMCB	USD	332,025	EUR	295,000	10/24/16	(322)
JPMCB	USD	429,042	GBP	330,000	10/24/16	(1,129)
Net unrealized appreciation on forward foreign currency contracts						$26,933

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 19 contracts (USD)	December 2016	$3,489,247	$3,493,625	$4,378
10 Year US Treasury Notes, 10 contracts (USD)	December 2016	1,304,545	1,311,249	6,704
US Treasury futures sell contracts:
US 10 Year Ultra Bond, 16 contracts (USD)	December 2016	(2,291,914)	(2,306,500)	(14,586)
US Long Bond, 2 contracts (USD)	December 2016	(335,122)	(336,312)	(1,190)
5 Year US Treasury Notes, 22 contracts (USD)	December 2016	(2,668,890)	(2,673,344)	(4,454)
Net unrealized depreciation on futures contracts				$(9,148)

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Options written

	Expiration date	Premiums received	Value
Foreign exchange put options
Foreign Exchange Option, Sell USD/CAD, Notional Amount USD 1,200,000, strike @ CAD 1.33, counterparty: BOA	November 2016	$20,731	$(24,830)
Foreign Exchange Option, Sell USD/EUR, Notional Amount USD 1,750,000, strike @ EUR 0.87, counterparty: CITI	December 2016	17,695	(14,886)
Foreign Exchange Option, Sell USD/GBP, Notional Amount USD 2,500,000, strike @ GBP 0.76, counterparty: CITI	November 2016	40,800	(22,293)
Swaptions[5]
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: BOA, Notional Amount USD 2,500,000[1]	October 2016	10,500	(10,368)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 4,250,000[1]	October 2016	19,550	(46,161)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 5,000,000[1]	December 2016	31,000	(15,054)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: BOA, Notional Amount USD 4,500,000[1]	December 2016	5,962	(4,329)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 12,750,000[1]	December 2016	19,125	(7,753)
Total options written		$165,363	$(145,674)

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Options written activity for the period ended September 30, 2016 was as follows:

	Number of contracts	Premiums received
Call options outstanding at June 30, 2016	130	$38,545
Call options written	—	—
Call options terminated in closing purchase transactions	(130)	(38,545)
Call options expired prior to exercise	—	—
Call options outstanding at September 30, 2016	—	$—

Premiums received
Swaptions & foreign exchange options outstanding at June 30, 2016	$105,847
Swaptions & foreign exchange options written	226,236
Swaptions & foreign exchange options terminated in closing purchase transactions	(166,720)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at September 30, 2016	$165,363

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$27,786,159	$—	$27,786,159
Asset-backed securities	—	4,483,189	—	4,483,189
Collateralized mortgage obligations	—	2,670,057	—	2,670,057
Commercial mortgage-backed securities	—	2,754,733	—	2,754,733
Non-U.S. government obligations	—	2,115,553	—	2,115,553
Mortgage-backed securities	—	19,772,553	—	19,772,553
Municipal bonds	—	1,451,591	—	1,451,591
U.S. treasury obligations	—	2,397,720	—	2,397,720
Preferred stock	106,760	—	—	106,760
Short-term investment	—	12,235,585	—	12,235,585
Options purchased	—	68,056	—	68,056
Forward foreign currency contracts	—	37,898	—	37,898
Futures contracts	11,082	—	—	11,082
Total	$117,842	$75,773,094	$—	$75,890,936

Liabilities
Forward foreign currency contracts	$—	$(10,965)	$—	$(10,965)
Futures contracts	(20,230)	—	—	(20,230)
Options written	—	(145,674)	—	(145,674)
Total	$(20,230)	$(156,639)	$—	$(176,869)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Perpetual investment. Date shown reflects the next call date.
5	Illiquid investment at the period end.

UBS Municipal Bond Fund

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of September 30, 2016

Long-term municipal bonds
California	5.68%
Connecticut	0.92
Florida	10.42
Hawaii	5.50
Illinois	13.89
Kentucky	2.25
Maryland	2.94
Massachusetts	7.39
Michigan	2.83
Minnesota	0.80
Mississippi	0.47
Missouri	3.50
Nebraska	3.11
Nevada	1.80
New Jersey	6.98
New York	7.20
Pennsylvania	5.61
Rhode Island	1.56
Tennessee	0.97
Texas	12.32
Washington	4.11
Wisconsin	1.83
Wyoming	0.47
Total long-term municipal bonds	102.55%
short-term investment	0.03
Total investments	102.58%
Liabilities, in excess of cash and other assets	(2.58)
Net assets	100.00%

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds: 102.55%
California—5.68%
Antelope Valley-East Kern Water Agency, COP,
0.810%, due 06/01/37[1]	$200,000	$200,000
California Health Facilities Financing Authority Revenue Bonds,
0.850%, due 10/01/42[1]	2,700,000	2,700,000
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	1,500,000	1,890,270
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,218,990
5.000%, due 06/01/33	650,000	788,918
Irvine Unified School District, Community Facilities District No. 09-1,
Series B,
0.840%, due 09/01/51[1]	500,000	500,000
		7,298,178
Connecticut—0.92%
Connecticut Health & Educational Facilities Authority, Fairfield University Revenue Bonds,
Series M,
5.000%, due 07/01/18[2]	1,100,000	1,179,035

Florida—10.42%
Central Florida Expressway Authority Revenue Bonds,
5.000%, due 07/01/34	1,000,000	1,211,500
Miami-Dade County Revenue Bonds,
5.000%, due 10/01/26	1,000,000	1,269,710
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,196,520
School District of St. Lucie County, Sales Tax Revenue Bonds, AGC,
5.000%, due 10/01/26	1,020,000	1,267,880
South Florida Water Management District, COP,
Series 2015,
5.000%, due 10/01/34	1,000,000	1,216,900
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,421,420
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,192,080
Series D,
5.000%, due 02/01/23	1,000,000	1,198,840
5.000%, due 11/01/31	1,000,000	1,193,290

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Florida—(Concluded)
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	$1,000,000	$1,211,190
		13,379,330
Hawaii—5.50%
City & County of Honolulu, Wastewater System Revenue Bonds,
5.000%, due 07/01/35	3,000,000	3,692,130
County Of Hawaii, GO Bonds,
Series A,
5.000%, due 09/01/27	1,025,000	1,306,978
State of Hawaii, GO Bonds,
5.000%, due 10/01/28	1,615,000	2,065,084
		7,064,192
Illinois—13.89%
Chicago Transit Authority Revenue Bonds,
Series A, AMBAC
5.000%, due 12/01/16[2]	2,605,000	2,624,251
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,203,530
5.000%, due 01/01/31	1,050,000	1,258,467
5.250%, due 01/01/29	500,000	596,670
County of Cook, GO Refunding Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	2,060,214
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[2]	1,000,000	1,038,430
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,279,880
5.000%, due 01/01/40	1,000,000	1,183,570
State of Illinois Revenue Bonds,
5.000%, due 06/15/22	1,105,000	1,318,110
Series B,
5.250%, due 01/01/18	1,000,000	1,043,280
State of Illinois, GO Bonds,
5.000%, due 08/01/18	3,450,000	3,642,510
State of Illinois, Sales Tax Revenue Bonds,
5.750%, due 06/15/20	510,000	591,763
		17,840,675
Kentucky—2.25%
Kentucky Property & Buildings Community Project No. 87 Revenue Bonds,
5.250%, due 02/01/19[2]	2,635,000	2,895,786

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Maryland—2.94%
State of Maryland, GO Bonds,
5.000%, due 06/01/26	$2,180,000	$2,744,598
Series B,
4.500%, due 08/01/17	1,000,000	1,030,900
		3,775,498
Massachusetts—7.39%
Massachusetts Water Resources Authority Revenue Bonds,
Series C,
5.000%, due 08/01/35	1,000,000	1,244,410
The Commonwealth of Massachusetts, Consolidated Loan of 2002, GO Bonds,
Series C, NATL-RE,
5.500%, due 11/01/17	1,000,000	1,050,490
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	1,125,000	1,354,905
The Commonwealth of Massachusetts, GO Bonds,
Series B,
5.000%, due 07/01/22	780,000	944,518
5.000%, due 07/01/27	1,325,000	1,744,654
University of Massachusetts Building Authority Revenue Bonds,
0.750%, due 11/01/34[1]	3,150,000	3,150,000
		9,488,977
Michigan—2.83%
Michigan Finance Authority Revenue Bonds,
Q-SBLF,
5.000%, due 06/01/20	1,150,000	1,189,698
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,208,558
State Building Authority of Michigan, Facilities Program Revenue Bonds,
Series I,
5.000%, due 04/15/21	1,060,000	1,236,564
		3,634,820
Minnesota—0.80%
State of Minnesota, Trunk Highway, GO Bonds,
Series B,
4.000%, due 08/01/17	1,000,000	1,026,750

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Mississippi—0.47%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
0.780%, due 12/01/30[1]	$300,000	$300,000
0.850%, due 12/01/30[1]	300,000	300,000
		600,000
Missouri—3.50%
St. Charles County, Public Water District No. 2, COP,
0.840%, due 12/01/36[1]	4,500,000	4,500,000

Nebraska—3.11%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	1,250,000	1,574,250
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	2,000,000	2,422,680
		3,996,930
Nevada—1.80%
Clark County, Las Vegas-Mccarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,312,219

New Jersey—6.98%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
5.000%, due 09/01/22	500,000	555,080
Series II,
5.000%, due 03/01/22	750,000	848,685
Series XX,
5.000%, due 06/15/22	1,000,000	1,136,440
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,246,950
Series E,
5.000%, due 01/01/34	860,000	1,026,470
State of New Jersey, GO Bonds,
Series Q,
5.000%, due 08/15/19	1,500,000	1,651,410
Series T,
5.000%, due 06/01/20	750,000	842,978
State of New Jersey, Various Purpose, GO Bonds,
5.000%, due 06/01/18	500,000	529,930
5.000%, due 06/01/20	1,000,000	1,123,970
		8,961,913
New York—7.20%
City of New York, GO Bonds,
Series E,
5.000%, due 08/01/26	1,000,000	1,301,240

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York—(Concluded)
City of New York, Tax Exempt, GO Bonds,
Series I,
5.000%, due 08/01/17	$1,040,000	$1,076,067
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
0.810%, due 06/15/36[1]	500,000	500,000
New York City Transitional Finance Authority Revenue Bonds,
Series B-1,
5.000%, due 08/01/33	1,000,000	1,236,990
Series E-1,
5.000%, due 02/01/32	1,000,000	1,235,120
New York State Dormitory Authority, Northern Westchester Hospital Association Revenue Bonds,
0.820%, due 11/01/34[1]	3,500,000	3,500,000
Syracuse Industrial Development Agency Revenue Bonds,
0.860%, due 07/01/37[1]	400,000	400,000
		9,249,417
Pennsylvania—5.61%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/22	1,000,000	1,181,570
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,981,962
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-1,
5.000%, due 12/01/24	1,500,000	1,874,505
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
5.000%, due 12/01/22	1,000,000	1,214,520
Philadelphia Municipal Authority, City Agreement Revenue Bonds,
Series A,
5.000%, due 11/15/17	910,000	949,667
		7,202,224
Rhode Island—1.56%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/17	850,000	867,051
5.000%, due 06/01/21	1,000,000	1,133,870
		2,000,921
Tennessee—0.97%
State of Tennessee, GO Bonds,
5.000%, due 08/01/23	1,000,000	1,250,600

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—12.32%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	$1,000,000	$1,233,490
City of Austin, GO Bonds,
5.000%, due 09/01/26	1,300,000	1,694,706
Dallas Area Rapid Transit, Sales Tax Revenue Bonds,
5.000%, due 12/01/22	1,600,000	1,952,848
Denton Independent School District, GO Bonds,
5.000%, due 08/15/27	1,185,000	1,512,250
Fort Worth Independent School District, GO Bonds, PSF-GTD
5.000%, due 02/15/27	2,000,000	2,558,240
Harris County Cultural Education Facilities Finance Corp., Methodist Hsopital System Revenue Bonds,
Series C-2,
0.870%, due 12/01/27[1]	1,300,000	1,300,000
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,688,722
Texas Transportation Commission, GO Bonds,
Series A,
5.000%, due 10/01/29	1,500,000	1,879,590
		15,819,846
Washington—4.11%
State of Washington, GO Bonds,
5.000%, due 08/01/35	2,000,000	2,459,020
Series 7A,
5.000%, due 08/01/27	1,400,000	1,797,082
State of Washington, Motor Vehicle Fuel Tax, GO Bonds,
Series 5D,
4.000%, due 07/01/17	1,000,000	1,024,340
		5,280,442
Wisconsin—1.83%
Shawano School District, GO Bonds,
4.250%, due 03/01/18[2]	500,000	524,155
State of Wisconsin, GO Bonds,
5.000%, due 05/01/34	1,500,000	1,832,190
		2,356,345
Wyoming—0.47%
County of Uinta, Pollution Control, Chevron USA, Inc., Project Revenue Bonds,
0.780%, due 08/15/20[1]	600,000	600,000
Total long-term municipal bonds (cost $129,514,371)		131,714,098

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Short-term investment: 0.03%
Investment company: 0.03%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $37,635)	37,635	$37,635
Total investments: 102.58% (cost $129,552,006)		131,751,733
Liabilities, in excess of cash and other assets—(2.58%)		(3,313,636)
Net assets—100.00%		$128,438,097

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,418,135
Gross unrealized depreciation	(218,408)
Net unrealized appreciation of investments	$2,199,727

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$131,714,098	$—	$131,714,098
Short-term investment	—	37,635	—	37,635
Total	$—	$131,751,733	$—	$131,751,733

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio Footnotes

1                 Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

2                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

Portfolio acronyms
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
CDO	Collateralized Debt Obligations
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL-RE	Reinsured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. Theactual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank plc
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank plc
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SSB	State Street Bank
WBC	Westpac Banking Corp.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar

Valuation of investments: Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM”). If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds’ net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investments. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.  Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available.  In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when insufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value.  These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated June 30, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 29, 2016